UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
International Equity Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
International Equity Fund

Parametric
International Equity Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For global equity investors, the 12-month period ended January 31, 2024, may be described as a roller-coaster ride driven by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could guide the world’s largest economy to a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in February 2023, international equities were in the midst of a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led many investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result of this perception, IT -- one of the worst-performing sectors in 2022 -- was a standout sector during the period.
Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. and other global economies as doing surprisingly well during the period. European equities received an additional boost as a feared continent-wide energy shortage failed to materialize that winter.
But from August through October 2023, equity indexes retreated as fixed-income assets became an attractive alternative to stocks. Given the potential for relatively attractive returns with lower risk, many investors shifted asset allocations from equities to bonds.
However, in the final three months of the period, equities rallied as investor optimism grew in light of improving economic indicators. Encouraged by declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates during the first half of 2024. In response, international equities ended the period on a high note.
For the period as a whole, the MSCI ACWI Index, a broad measure of global equities, returned 14.70%; the MSCI EAFE Index (the Index), a broad measure of developed-market international equities, returned 10.01%; and the S&P 500® Index, a broad measure of U.S. stocks, returned 20.82%.
In contrast, in the world’s second-largest economy -- China -- the MSCI Golden Dragon Index, a measure of Chinese large- and mid-cap stocks, returned -17.26%. Generally, Chinese equities were dogged by an ailing real estate sector -- a major investment area for millions of Chinese citizens -- and the failure of many Chinese industries to bounce back after onerous COVID restrictions were lifted.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric International Equity Fund (the Fund) returned 5.44% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 10.01%.
The Fund’s emphasis on diversification -- via a system of targeting country weights and systematically rebalancing back to those target weights -- detracted from performance relative to the Index during the period. Based on its diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries during the period.
At the sector level, the Fund’s emphasis on diversification in each country also detracted from returns relative to the Index during the period. In addition, the Fund’s emphasis on diversification through broad security representation with a focus on reducing portfolio risk detracted from Index-relative performance during the period.
Factors detracting from the Fund’s performance relative to the Index included an underweight exposure to Japan. Japanese markets outperformed the Index supported by the Bank of Japan’s accommodative monetary policy intended to stimulate economic growth. The Fund’s overweight exposure to Hong Kong also weighed on performance versus the Index, as certain regional markets plummeted over concerns about the economic instability in mainland China during the period.
The Fund’s emphasis on sector diversification in the Netherlands also detracted from Index-relative returns during the period. This outcome was partially due to an underweight exposure in the information technology (IT) sector, which rallied during the period amid strong global demand for semiconductors.
In contrast, factors contributing to the Fund’s performance relative to the Index included an underweight exposure to the U.K., where weakness from the materials and consumer staples sectors weighed on Index-relative returns. The Fund’s active sector allocations in the U.K. also contributed to Index-relative returns during the period. This gain was due in part to an overweight exposure to the IT sector, which performed well during the period.
In Germany, security selections in the utilities sector also added to Index-relative performance -- partially the result of the Fund excluding high beta stocks that demonstrate above-average volatility.
Additionally, sector allocations in France contributed to Index-relative returns, resulting in part from an underweight exposure to the consumer discretionary sector, which fell amid weak profits from several luxury brands during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
International Equity Fund
January 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	5.44%	5.22%	4.67%
Class A with 5.25% Maximum Sales Charge	—	—	(0.07)	4.08	4.11
Class I at NAV	04/01/2010	04/01/2010	5.67	5.49	4.94
Class R at NAV	08/10/2015	04/01/2010	5.06	4.95	4.44
Class R6 at NAV	08/10/2015	04/01/2010	5.70	5.52	4.96

MSCI EAFE Index	—	—	10.01%	6.91%	4.77%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R	Class R6
Gross	0.83%	0.58%	1.08%	0.55%
Net	0.76	0.51	1.01	0.48
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I, at minimum investment	$1,000,000	01/31/2013	$1,619,396	N.A.
Class R	$10,000	01/31/2013	$15,442	N.A.
Class R6, at minimum investment	$5,000,000	01/31/2013	$8,113,202	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
International Equity Fund
January 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Nestle SA	1.2%
Novo Nordisk AS, Class B	1.1
Cie Financiere Richemont SA, Class A	1.0
SAP SE	1.0
E.ON SE	0.9
CSL Ltd.	0.9
Sanofi SA	0.8
TotalEnergies SE	0.8
Air Liquide SA	0.8
Deutsche Telekom AG	0.8
Total	9.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Parametric
International Equity Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P and S&P 500 are registered trademarks of S&P DJI; Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets.

5

Parametric
International Equity Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,010.60	$3.90**	0.77%
Class I	$1,000.00	$1,011.50	$2.64**	0.52%
Class R	$1,000.00	$1,007.90	$5.16**	1.02%
Class R6	$1,000.00	$1,011.70	$2.48**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.32	$3.92**	0.77%
Class I	$1,000.00	$1,022.58	$2.65**	0.52%
Class R	$1,000.00	$1,020.06	$5.19**	1.02%
Class R6	$1,000.00	$1,022.74	$2.50**	0.49%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
6

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Australia — 8.6%
Altium Ltd.	14,800	$ 475,462
APA Group	139,900	773,800
ASX Ltd.	3,000	128,257
Atlas Arteria Ltd.	59,800	210,819
Aurizon Holdings Ltd.	93,148	229,613
Austal Ltd.(1)	72,300	95,916
Bapcor Ltd.	64,365	235,609
BHP Group Ltd.	48,944	1,497,393
Brambles Ltd.	73,365	699,518
BWP Trust(1)	58,794	131,653
CAR Group Ltd.	57,700	1,238,895
Centuria Office REIT(1)	67,500	58,443
Charter Hall Long Wale REIT(1)	23,400	56,977
Charter Hall Retail REIT	75,300	181,929
Codan Ltd.	32,850	173,638
Coles Group Ltd.	92,900	964,058
Commonwealth Bank of Australia	11,100	846,424
Computershare Ltd.	51,000	844,726
CSL Ltd.	17,010	3,340,382
CSR Ltd.	49,000	220,645
Data#3 Ltd.	37,500	238,485
Dexus (1)	66,800	338,052
Elders Ltd.(1)	17,500	102,232
Endeavour Group Ltd.(1)	77,400	283,264
EVT Ltd.(1)	13,400	109,314
G8 Education Ltd.(1)	155,500	107,658
GrainCorp Ltd., Class A	19,300	101,400
Hansen Technologies Ltd.	66,850	224,579
HomeCo Daily Needs REIT(2)	250,400	206,132
Incitec Pivot Ltd.	148,000	258,464
Infomedia Ltd.(1)	61,241	56,921
IRESS Ltd.(1)	53,584	284,499
Lendlease Corp. Ltd.	44,678	214,476
Lottery Corp. Ltd.	183,800	603,302
Medibank Pvt Ltd.	101,100	253,118
Mirvac Group	244,300	343,339
National Australia Bank Ltd.	31,000	653,802
National Storage REIT	46,600	69,887
New Hope Corp. Ltd.	55,500	194,119
NEXTDC Ltd.(3)	67,900	614,709
nib holdings Ltd.	37,000	195,688
Orica Ltd.	29,599	312,178
Origin Energy Ltd.	188,900	1,054,289
Orora Ltd.	116,205	211,212
Security	Shares	Value
Australia (continued)
QBE Insurance Group Ltd.	32,600	$ 335,669
Region RE Ltd.(1)	118,852	174,987
Ridley Corp. Ltd.	55,600	101,597
Rio Tinto Ltd.	6,100	524,889
Santos Ltd.	147,200	743,940
Scentre Group	230,461	458,167
Steadfast Group Ltd.	57,200	221,328
Stockland	139,200	411,073
Suncorp Group Ltd.	13,000	119,659
Tabcorp Holdings Ltd.	537,100	279,030
Technology One Ltd.	50,588	516,867
Telstra Group Ltd.	485,173	1,279,563
TPG Telecom Ltd.	189,263	651,413
Transurban Group	130,241	1,144,197
Vicinity Ltd.	280,500	372,337
Viva Energy Group Ltd.(4)	103,423	235,583
Waypoint REIT Ltd.	90,348	145,452
Weebit Nano Ltd.(1)(3)	52,100	117,186
Wesfarmers Ltd.	53,285	2,017,207
Westpac Banking Corp.	36,400	571,029
Whitehaven Coal Ltd.	51,161	279,684
Woodside Energy Group Ltd.	78,689	1,645,876
Woolworths Group Ltd.	68,096	1,599,231
Yancoal Australia Ltd.	46,200	180,229
		$ 33,561,469
Austria — 1.1%
ANDRITZ AG	8,966	$ 551,969
AT&S Austria Technologie & Systemtechnik AG	7,100	171,525
BAWAG Group AG(4)	2,540	130,776
CA Immobilien Anlagen AG	15,681	514,777
Erste Group Bank AG	9,487	408,685
Eurotelesites AG(3)	11,810	49,606
Kontron AG	12,400	287,562
Mayr Melnhof Karton AG	1,059	140,380
OMV AG	11,017	490,382
PIERER Mobility AG	2,700	142,644
Schoeller-Bleckmann Oilfield Equipment AG	1,500	71,246
Strabag SE(3)	1,704	79,302
Telekom Austria AG	37,101	322,938
UNIQA Insurance Group AG	5,635	47,280
Verbund AG	6,087	494,985
voestalpine AG	7,046	209,630
		$ 4,113,687

7
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Belgium — 2.1%
Ackermans & van Haaren NV	5,910	$ 988,182
Aedifica SA	3,279	213,674
Ageas SA	9,300	399,640
Anheuser-Busch InBev SA	15,089	933,369
Barco NV	10,606	176,191
Care Property Invest NV(1)(3)	5,528	77,606
Cofinimmo SA(1)	3,041	221,012
Colruyt Group NV	1,550	70,816
D'ieteren Group	3,450	696,943
Elia Group SA(1)	5,482	660,062
Euronav NV(1)	15,702	276,433
EVS Broadcast Equipment SA	5,519	181,466
Gimv NV	1,766	82,357
Intervest Offices & Warehouses NV	3,632	81,544
KBC Group NV	8,974	585,388
Materialise NV ADR(3)	20,300	115,101
Montea NV	2,517	216,046
Proximus SADP	33,445	317,370
Solvay SA(1)	5,500	150,417
Syensqo SA(1)(3)	4,242	378,161
UCB SA(1)	7,912	744,248
Umicore SA(1)	15,100	343,472
Xior Student Housing NV(2)	4,621	138,404
		$ 8,047,902
Denmark — 4.5%
AP Moller - Maersk AS, Class A	200	$ 362,654
AP Moller - Maersk AS, Class B	187	344,790
Better Collective AS(3)	4,800	134,353
Carlsberg AS, Class B	13,173	1,694,936
D/S Norden AS	3,400	182,943
Danske Bank AS	50,200	1,347,943
FLSmidth & Co. AS	4,700	192,961
H Lundbeck AS	40,500	205,130
ISS AS	12,600	238,417
Matas AS	10,900	195,425
Novo Nordisk AS, Class B	38,008	4,344,481
Novozymes AS, Class B	43,308	2,219,131
Orsted AS(4)	22,773	1,283,594
Pandora AS	12,565	1,835,959
Per Aarsleff Holding AS	2,300	105,869
Scandinavian Tobacco Group AS(4)	28,050	503,891
Topdanmark AS	9,927	440,245
TORM PLC, Class A	4,716	165,693
Security	Shares	Value
Denmark (continued)
Tryg AS	29,120	$ 622,414
Vestas Wind Systems AS(3)	37,300	1,051,674
		$ 17,472,503
Finland — 2.1%
Citycon OYJ	9,400	$ 49,158
Elisa OYJ	16,997	774,408
Fortum OYJ	54,610	746,527
Kempower OYJ(1)(3)	5,800	185,599
Kesko OYJ, Class B	40,209	785,266
Kojamo OYJ(1)	27,189	322,337
Kone OYJ, Class B	12,323	610,004
Neste OYJ	21,835	752,751
Nokia OYJ(1)	205,027	741,218
Nordea Bank Abp	63,982	788,507
Orion OYJ, Class B	18,188	837,333
TietoEVRY OYJ	4,494	104,285
Tokmanni Group Corp.	47,510	814,650
UPM-Kymmene OYJ	20,826	757,488
YIT OYJ(1)	23,700	50,486
		$ 8,320,017
France — 8.7%
Air Liquide SA	16,363	$ 3,062,062
Airbus SE	5,000	796,429
Altarea SCA(1)	1,700	148,731
AXA SA	32,502	1,090,940
BNP Paribas SA	21,300	1,431,023
Bollore SE	114,847	758,568
Bouygues SA	7,300	267,418
Bureau Veritas SA	5,818	154,752
Capgemini SE	7,669	1,704,983
Carmila SA	12,300	218,559
Carrefour SA	18,800	320,959
Cie Generale des Etablissements Michelin SCA	15,760	523,274
Coface SA	9,300	125,669
Danone SA	22,118	1,473,581
Dassault Aviation SA	500	94,704
Dassault Systemes SE	13,700	710,184
Edenred SE	4,550	271,765
Eiffage SA	1,470	153,806
Engie SA	141,702	2,263,331
Eutelsat Communications SACA(1)(3)	65,600	239,267
Gecina SA	4,534	500,039
Getlink SE	5,600	96,494
ICADE (1)	5,100	172,667

8
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
France (continued)
Klepierre SA	17,239	$ 446,329
La Francaise des Jeux SAEM(4)	3,700	149,974
L'Oreal SA	1,000	478,554
LVMH Moet Hennessy Louis Vuitton SE	2,821	2,347,237
Mercialys SA	6,500	73,949
Nexity SA(1)	8,700	145,014
Orange SA	125,600	1,493,626
Pernod Ricard SA	5,500	901,921
Quadient SA	11,000	233,057
Rubis SCA	26,200	662,507
Safran SA	3,372	629,582
Sanofi SA	31,904	3,195,043
SCOR SE	10,867	324,175
SEB SA	1,980	241,779
Sopra Steria Group	2,000	469,108
SPIE SA	3,975	131,483
Thales SA	2,200	321,759
TotalEnergies SE	48,515	3,147,439
Vinci SA	4,630	584,872
Vivendi SE	77,095	868,827
Voltalia SA(1)(3)	12,800	109,533
VusionGroup (1)(3)	2,200	326,658
		$ 33,861,631
Germany — 8.4%
Allianz SE	5,622	$ 1,502,063
BASF SE	29,581	1,414,090
Bayer AG	26,900	837,037
Bayerische Motoren Werke AG	6,320	657,616
Bayerische Motoren Werke AG, PFC Shares	4,529	442,531
Brenntag SE	2,200	194,502
CropEnergies AG(3)	5,200	64,683
Daimler Truck Holding AG	9,600	343,077
Deutsche Boerse AG	3,140	625,299
Deutsche Lufthansa AG(3)	20,168	167,704
Deutsche Telekom AG	124,295	3,051,170
Deutsche Wohnen SE	22,430	544,798
E.ON SE	247,553	3,349,213
Evonik Industries AG	20,600	378,961
Fielmann Group AG	2,817	146,575
Fraport AG Frankfurt Airport Services Worldwide(3)	2,100	123,253
Fresenius Medical Care AG	11,665	450,848
Fresenius SE & Co. KGaA	18,300	513,733
FUCHS SE	3,686	130,700
FUCHS SE, PFC Shares	6,177	270,760
GEA Group AG	5,400	216,265
Security	Shares	Value
Germany (continued)
Gerresheimer AG	4,300	$ 438,380
Hamborner REIT AG	30,510	215,656
Hannover Rueck SE	900	215,745
Henkel AG & Co. KGaA	10,296	704,150
Henkel AG & Co. KGaA, PFC Shares	25,018	1,917,843
K&S AG	18,200	255,277
Knorr-Bremse AG	901	55,651
Mercedes-Benz Group AG	19,000	1,282,743
MTU Aero Engines AG	1,265	290,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,069	880,812
QIAGEN NV(3)	9,999	433,814
Rheinmetall AG	950	332,662
SAP SE	22,152	3,837,758
Siemens AG	8,840	1,582,571
Suedzucker AG	40,318	568,365
Symrise AG	6,100	629,360
Talanx AG(3)	1,900	133,306
Verbio Vereinigte Bioenergie AG	2,600	56,874
Volkswagen AG, PFC Shares	6,000	771,690
Vonovia SE	81,975	2,553,714
		$ 32,582,111
Hong Kong — 4.0%
AIA Group Ltd.	191,200	$ 1,499,470
ASMPT Ltd.	58,900	568,407
Bank of East Asia Ltd.	206,400	234,710
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	109,000	132,261
BOC Hong Kong Holdings Ltd.	108,500	260,052
Budweiser Brewing Co. APAC Ltd.(4)	459,500	724,237
Cafe de Coral Holdings Ltd.	84,000	84,489
China Tobacco International HK Co. Ltd.(1)(2)	93,000	109,226
China Traditional Chinese Medicine Holdings Co. Ltd.	986,000	376,991
Chow Sang Sang Holdings International Ltd.	101,000	110,070
Chow Tai Fook Jewellery Group Ltd.	378,600	512,885
CK Asset Holdings Ltd.	91,000	410,623
CK Hutchison Holdings Ltd.	203,500	1,051,041
CLP Holdings Ltd.	140,000	1,113,481
C-Mer Eye Care Holdings Ltd.(2)(3)	190,000	64,216
DFI Retail Group Holdings Ltd.	67,300	134,184
Fortune Real Estate Investment Trust	129,000	73,865
Galaxy Entertainment Group Ltd.	195,000	1,012,026
Hang Lung Properties Ltd.	146,000	169,500
Hang Seng Bank Ltd.	29,100	302,936
HK Electric Investments & HK Electric Investments Ltd.(2)	726,500	450,614
HKT Trust & HKT Ltd.	1,160,000	1,393,461

9
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	105,600	$ 329,631
Hutchison Telecommunications Hong Kong Holdings Ltd.	424,000	56,289
Jardine Matheson Holdings Ltd.	17,500	702,697
Luk Fook Holdings International Ltd.	76,000	188,284
MTR Corp. Ltd.	167,000	543,303
Pacific Textiles Holdings Ltd.	244,000	38,729
PAX Global Technology Ltd.	102,000	71,285
Power Assets Holdings Ltd.	150,000	878,278
Shangri-La Asia Ltd.(3)	200,000	124,281
Sino Land Co. Ltd.	332,000	346,795
Sun Hung Kai Properties Ltd.	63,500	592,670
Superb Summit International Group Ltd.(1)(3)(5)	230,000	0
Viva Goods Company Ltd.(3)	808,000	72,415
VSTECS Holdings Ltd.	356,000	191,827
VTech Holdings Ltd.	55,200	319,718
Wharf Holdings Ltd.	94,000	274,639
		$ 15,519,586
Ireland — 1.8%
Bank of Ireland Group PLC	150,265	$ 1,381,834
CRH PLC	20,034	1,421,244
DCC PLC	16,049	1,166,751
Fineos Corp. Ltd. CDI(3)	41,347	55,423
Glanbia PLC	6,635	118,826
Glenveagh Properties PLC(3)(4)	77,242	102,149
ICON PLC(3)	4,600	1,200,002
Irish Continental Group PLC	39,713	197,336
Irish Residential Properties REIT PLC(1)	74,174	92,343
Kerry Group PLC, Class A	15,418	1,374,268
Uniphar PLC(1)(3)	20,481	62,153
		$ 7,172,329
Israel — 2.1%
Airport City Ltd.(3)	3,900	$ 65,075
Amot Investments Ltd.	23,381	121,475
Ashdod Refinery Ltd.(3)	4,800	111,145
AudioCodes Ltd.	3,200	35,808
Azrieli Group Ltd.	3,567	240,354
Bank Hapoalim BM	37,287	317,235
Bank Leumi Le-Israel BM	46,851	355,841
Bezeq The Israeli Telecommunication Corp. Ltd.	375,812	497,111
Big Shopping Centers Ltd.(3)	1,100	111,852
Check Point Software Technologies Ltd.(3)	1,900	301,967
Danel Adir Yeoshua Ltd.	1,100	95,219
Delek Automotive Systems Ltd.	12,000	71,797
Delek Group Ltd.	1,240	153,551
Security	Shares	Value
Israel (continued)
Delta Galil Ltd.	2,040	$ 94,163
Elbit Systems Ltd.	1,526	314,788
Electra Ltd.	205	78,133
Enlight Renewable Energy Ltd.(3)	27,990	505,593
Fattal Holdings 1998 Ltd.(3)	1,688	191,629
Fiverr International Ltd.(1)(3)	2,000	53,840
Fox Wizel Ltd.	3,200	226,753
ICL Group Ltd.	115,023	523,158
Inrom Construction Industries Ltd.	28,109	85,983
Israel Corp. Ltd.(3)	900	206,258
Maytronics Ltd.	13,500	148,117
Melisron Ltd.	2,750	201,667
Nice Ltd.(3)	1,294	268,482
Nova Ltd.(3)	552	78,608
Oil Refineries Ltd.	624,196	215,296
OPC Energy Ltd.(3)	38,701	274,220
Partner Communications Co. Ltd.(3)	56,700	262,166
Plus500 Ltd.	6,700	151,533
Reit 1 Ltd.	25,218	112,576
Shapir Engineering & Industry Ltd.	14,000	78,922
Shufersal Ltd.(3)	69,353	372,111
Strauss Group Ltd.(3)	13,500	262,189
Tadiran Group Ltd.	700	46,481
Taro Pharmaceutical Industries Ltd.(3)	2,100	90,405
Teva Pharmaceutical Industries Ltd. ADR(3)	66,700	807,070
Tower Semiconductor Ltd.(3)	4,400	125,468
ZIM Integrated Shipping Services Ltd.(1)	7,900	118,500
		$ 8,372,539
Italy — 4.2%
Assicurazioni Generali SpA	18,300	$ 408,217
Banca Popolare di Sondrio SpA	25,800	196,029
BFF Bank SpA(4)	14,600	157,777
Bio On SpA(1)(3)(5)	12,900	0
BPER Banca	32,400	116,862
Buzzi SpA	18,808	639,284
Davide Campari-Milano NV	78,365	793,934
De' Longhi SpA	2,450	79,353
DiaSorin SpA	6,020	553,593
Enav SpA(4)	76,000	281,270
Enel SpA	180,866	1,234,117
Eni SpA	126,631	2,018,668
Ferrari NV	2,310	805,583
Fila SpA	5,500	52,067
Fincantieri SpA(1)(3)	128,000	67,749
GVS SpA(1)(3)(4)	23,883	152,322

10
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Italy (continued)
Infrastrutture Wireless Italiane SpA(4)	54,778	$ 662,377
Italgas SpA	24,300	138,544
Juventus Football Club SpA(1)(3)	77,178	187,407
Leonardo SpA	26,400	460,787
Mediobanca Banca di Credito Finanziario SpA	11,600	153,630
MFE-MediaForEurope NV, Class B(1)	51,543	185,931
Poste Italiane SpA(4)	16,700	181,089
PRADA SpA	8,700	53,951
Prysmian SpA	21,430	943,131
RAI Way SpA(4)	46,700	255,358
Recordati Industria Chimica e Farmaceutica SpA	19,047	1,051,285
Snam SpA	62,700	306,223
Stellantis NV	40,558	893,357
STMicroelectronics NV(1)	40,577	1,781,592
Technogym SpA(4)	16,800	166,366
Terna - Rete Elettrica Nazionale	36,600	308,613
UniCredit SpA	25,700	752,806
Unipol Gruppo SpA	13,700	85,072
UnipolSai Assicurazioni SpA(1)	64,182	169,839
Webuild SpA(1)	79,200	166,588
		$ 16,460,771
Japan — 13.3%
Activia Properties, Inc.	88	$ 239,656
Aeon Co. Ltd.	19,900	475,554
AEON REIT Investment Corp.(1)	134	126,266
AGC, Inc.	1,900	71,456
Air Water, Inc.	12,300	162,473
Alfresa Holdings Corp.	13,900	227,945
Asahi Kasei Corp.	35,100	266,182
Astellas Pharma, Inc.	37,200	433,100
Azbil Corp.	3,900	126,027
Bandai Namco Holdings, Inc.	12,600	272,822
Bridgestone Corp.	4,300	186,331
Brother Industries Ltd.	7,500	125,644
Calbee, Inc.	7,600	159,754
Canon, Inc.	8,200	225,886
Central Japan Railway Co.	8,500	212,437
Chiba Bank Ltd.	14,600	108,190
Comforia Residential REIT, Inc.(1)	66	138,325
Concordia Financial Group Ltd.	17,300	82,442
Dai Nippon Printing Co. Ltd.	3,700	107,078
Daicel Corp.	19,800	193,984
Daido Steel Co. Ltd.	13,500	140,675
Daiichi Sankyo Co. Ltd.	30,200	904,159
Daiwa House REIT Investment Corp.	157	277,403
Security	Shares	Value
Japan (continued)
Daiwa Office Investment Corp.	35	$ 149,205
DeNA Co. Ltd.	17,400	175,679
Denka Co. Ltd.	7,700	134,274
DIC Corp.	5,600	105,690
Disco Corp.	1,100	296,823
East Japan Railway Co.(1)	2,800	160,139
Eisai Co. Ltd.	6,000	282,532
Electric Power Development Co. Ltd.	13,500	226,767
ENEOS Holdings, Inc.	184,400	744,709
Ezaki Glico Co. Ltd.	6,000	175,551
Fast Retailing Co. Ltd.	1,400	373,767
Frontier Real Estate Investment Corp.	72	212,823
FUJIFILM Holdings Corp.	4,600	291,571
Fujitsu Ltd.	2,400	332,194
Fukuoka Financial Group, Inc.	12,200	299,843
GLP J-Reit	270	241,065
Hamamatsu Photonics KK	3,600	142,218
Hankyu Hanshin Holdings, Inc.	4,400	134,620
Hikari Tsushin, Inc.	400	69,700
Hirose Electric Co. Ltd.	1,040	121,007
Hisamitsu Pharmaceutical Co., Inc.	4,700	133,961
Hokuriku Electric Power Co.(3)	37,800	184,833
Honda Motor Co. Ltd.	47,100	526,487
House Foods Group, Inc.	7,700	169,488
Hulic Reit, Inc.	127	133,739
Idemitsu Kosan Co. Ltd.	71,500	397,038
Isuzu Motors Ltd.	14,200	193,758
Ito En Ltd.	3,200	92,895
ITOCHU Corp.	7,100	322,227
Iwatani Corp.	8,200	366,429
Japan Logistics Fund, Inc.(1)	71	131,281
Japan Metropolitan Fund Investment Corp.(1)	214	145,272
Japan Petroleum Exploration Co. Ltd.	4,700	191,186
Japan Post Bank Co. Ltd.	23,900	248,556
Japan Post Holdings Co. Ltd.	44,800	428,856
Japan Post Insurance Co. Ltd.	9,300	174,113
Japan Prime Realty Investment Corp.	103	246,614
Japan Real Estate Investment Corp.	41	157,175
Japan Tobacco, Inc.	18,300	482,340
Kagome Co. Ltd.	6,400	157,569
Kajima Corp.	10,500	187,392
Kaneka Corp.(1)	6,400	155,632
Kansai Electric Power Co., Inc.	47,200	643,909
Kansai Paint Co. Ltd.	8,900	148,806
Kao Corp.	9,900	391,719
Kawasaki Kisen Kaisha Ltd.	1,700	82,830

11
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
KDDI Corp.	37,700	$ 1,249,191
KDX Realty Investment Corp.	186	201,762
Keio Corp.	2,200	64,373
Keisei Electric Railway Co. Ltd.	2,300	104,075
Kewpie Corp.	9,800	174,405
Keyence Corp.	1,600	715,837
Kintetsu Group Holdings Co. Ltd.(1)	2,200	67,886
Kirin Holdings Co. Ltd.	19,400	278,855
Kobe Steel Ltd.	19,300	266,492
Komatsu Ltd.	5,800	165,010
Kuraray Co. Ltd.	8,500	89,180
Kyocera Corp.	13,600	199,105
Kyowa Kirin Co. Ltd.	9,500	149,644
Kyushu Electric Power Co., Inc.(3)	21,400	160,267
LaSalle Logiport REIT	165	167,087
Lawson, Inc.	2,400	137,371
Lion Corp.	17,300	154,214
Marubeni Corp.	14,600	249,027
Marui Group Co. Ltd.	6,800	112,439
Maruichi Steel Tube Ltd.	2,500	63,699
MatsukiyoCocokara & Co.	16,800	305,370
Mebuki Financial Group, Inc.	60,500	181,088
Medipal Holdings Corp.	12,500	199,512
MEIJI Holdings Co. Ltd.	10,600	256,357
Mitsubishi Chemical Group Corp.	27,100	163,406
Mitsubishi Corp.	25,200	434,321
Mitsubishi Electric Corp.	15,600	231,509
Mitsubishi Gas Chemical Co., Inc.	4,700	76,755
Mitsubishi HC Capital, Inc.	33,500	237,530
Mitsubishi Heavy Industries Ltd.	2,500	166,759
Mitsubishi Materials Corp.	7,200	131,814
Mitsui & Co. Ltd.	10,100	409,628
Mitsui Chemicals, Inc.	8,300	244,271
Mitsui Fudosan Co. Ltd.	30,500	765,665
Mitsui OSK Lines Ltd.(1)	2,200	79,025
Mizuho Financial Group, Inc.	27,880	506,344
MS&AD Insurance Group Holdings, Inc.	9,300	384,041
Murata Manufacturing Co. Ltd.	16,500	333,170
NEC Corp.	3,600	235,241
NH Foods Ltd.	5,400	184,929
Nichirei Corp.	7,300	176,315
Nihon Kohden Corp.	5,900	179,814
Nintendo Co. Ltd.	27,800	1,553,211
Nippon Accommodations Fund, Inc.	49	203,993
Nippon Building Fund, Inc.	94	380,334
Nippon Express Holdings, Inc.	1,500	89,282
Security	Shares	Value
Japan (continued)
Nippon Kayaku Co. Ltd.(1)	17,700	$ 158,013
Nippon Paper Industries Co. Ltd.(3)	10,000	92,692
Nippon Sanso Holdings Corp.	5,600	141,900
Nippon Shinyaku Co. Ltd.(1)	4,300	151,910
Nippon Shokubai Co. Ltd.	3,500	131,670
Nippon Steel Corp.	23,300	560,707
Nippon Telegraph & Telephone Corp.	1,070,300	1,344,034
Nippon Yusen KK	3,000	103,383
Nisshin Seifun Group, Inc.	12,500	174,365
Nissin Foods Holdings Co. Ltd.	6,600	213,519
Nitori Holdings Co. Ltd.	2,200	287,940
NOF Corp.	4,300	194,204
Nomura Real Estate Holdings, Inc.	6,900	188,823
Nomura Real Estate Master Fund, Inc.	292	319,525
Nomura Research Institute Ltd.	6,700	204,910
NTT Data Group Corp.	10,500	151,238
Obayashi Corp.	18,800	174,023
Obic Co. Ltd.(1)	900	138,249
Odakyu Electric Railway Co. Ltd.	5,100	77,931
Oji Holdings Corp.	48,300	188,845
Ono Pharmaceutical Co. Ltd.	17,600	317,225
Oracle Corp.	1,900	149,737
Oriental Land Co. Ltd.	7,300	271,123
Orix JREIT, Inc.	227	262,573
Osaka Gas Co. Ltd.	25,700	541,161
Otsuka Corp.	4,400	185,142
Otsuka Holdings Co. Ltd.	13,800	542,455
Pan Pacific International Holdings Corp.	4,600	99,436
Panasonic Holdings Corp.	23,100	217,574
Resona Holdings, Inc.	44,400	245,099
Ricoh Co. Ltd.	15,500	121,830
Rinnai Corp.	5,100	115,545
Rohm Co. Ltd.	6,400	110,459
Rohto Pharmaceutical Co. Ltd.	8,900	182,108
Ryohin Keikaku Co. Ltd.	9,000	139,942
Santen Pharmaceutical Co. Ltd.	16,700	168,709
Sapporo Holdings Ltd.	4,500	208,075
Sawai Group Holdings Co. Ltd.	3,400	128,690
Secom Co. Ltd.	2,000	145,161
Seiko Epson Corp.	12,300	179,548
Sekisui Chemical Co. Ltd.	11,000	157,053
Sekisui House Ltd.(1)	8,600	194,138
Sekisui House Reit, Inc.	380	202,118
Seven Bank Ltd.	101,900	213,310
SG Holdings Co. Ltd.	12,200	157,991
Shimadzu Corp.	4,900	135,495

12
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Shimizu Corp.	15,300	$ 102,420
Shionogi & Co. Ltd.	5,300	254,381
Shizuoka Financial Group, Inc.	10,200	93,228
SoftBank Corp.	60,800	807,779
Sompo Holdings, Inc.	7,300	378,515
Subaru Corp.	10,700	213,458
SUMCO Corp.	4,800	72,770
Sumitomo Chemical Co. Ltd.	82,600	194,488
Sumitomo Corp.	9,500	218,479
Sumitomo Electric Industries Ltd.	15,500	206,020
Sumitomo Mitsui Financial Group, Inc.	13,900	722,986
Sumitomo Mitsui Trust Holdings, Inc.	14,400	295,103
Suntory Beverage & Food Ltd.	5,700	185,961
Suzuken Co. Ltd.	5,100	158,309
Suzuki Motor Corp.	7,400	332,398
Taiheiyo Cement Corp.	9,500	195,532
Taisei Corp.	4,500	164,064
Takeda Pharmaceutical Co. Ltd.	27,500	808,238
Teijin Ltd.	12,200	112,232
TIS, Inc.	8,700	193,504
Tobu Railway Co. Ltd.	3,200	84,746
Tohoku Electric Power Co., Inc.	55,600	371,174
Tokai Carbon Co. Ltd.	18,400	129,405
Tokio Marine Holdings, Inc.	22,300	587,993
Tokyo Gas Co. Ltd.	25,500	585,782
Tokyu Corp.	9,800	114,996
TOPPAN Holdings, Inc.	2,400	66,155
Toray Industries, Inc.	41,100	205,353
Tosoh Corp.	14,900	192,130
Toyo Seikan Group Holdings Ltd.	11,300	179,495
Toyo Suisan Kaisha Ltd.	4,500	234,322
Toyota Motor Corp.	77,400	1,545,509
Trend Micro, Inc.(3)	3,900	223,117
United Urban Investment Corp.	262	265,282
USS Co. Ltd.	8,100	153,182
West Japan Railway Co.	4,600	191,588
Yakult Honsha Co. Ltd.	12,800	279,572
Yamaguchi Financial Group, Inc.(1)	12,900	122,615
Yamato Holdings Co. Ltd.	6,600	114,090
Yamato Kogyo Co. Ltd.	3,200	177,132
Yamazaki Baking Co. Ltd.	5,700	135,160
Yokogawa Electric Corp.	10,000	196,507
Zeon Corp.	17,700	160,582
		$ 51,723,004
Security	Shares	Value
Netherlands — 4.2%
ABN AMRO Bank NV(4)	28,000	$ 412,087
Aegon Ltd.(1)	67,600	398,802
Argenx SE(3)	700	264,342
ASML Holding NV	2,989	2,593,220
ASR Nederland NV	9,400	442,989
Corbion NV	20,000	387,287
Euronext NV(4)	3,900	343,033
Immatics NV(3)	18,000	204,480
JDE Peet's NV(1)	24,360	601,335
Koninklijke Ahold Delhaize NV	50,612	1,423,369
Koninklijke KPN NV	203,150	691,064
Koninklijke Philips NV(3)	83,211	1,760,375
NN Group NV	11,750	481,612
NSI NV	5,968	127,542
Pharming Group NV(3)	127,000	160,107
Prosus NV	65,329	1,932,232
Randstad NV	6,350	361,062
SBM Offshore NV(1)	23,217	295,573
Universal Music Group NV(1)	49,600	1,462,095
Van Lanschot Kempen NV	2,900	87,312
Vastned Retail NV(1)	7,610	167,974
Wolters Kluwer NV	11,620	1,712,986
		$ 16,310,878
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	164,890	$ 518,969
Argosy Property Ltd.	225,595	159,694
Auckland International Airport Ltd.(1)	60,252	310,311
Contact Energy Ltd.	70,451	347,216
EBOS Group Ltd.(1)	4,100	93,891
Fisher & Paykel Healthcare Corp. Ltd.	32,551	470,135
Goodman Property Trust(1)	267,638	365,983
Heartland Group Holdings Ltd.	53,899	45,691
Infratil Ltd.	32,311	208,438
Meridian Energy Ltd.	52,500	177,859
SKYCITY Entertainment Group Ltd.(1)	181,639	209,907
Spark New Zealand Ltd.	182,931	593,515
Vulcan Steel Ltd.(1)	20,400	98,659
Xero Ltd.(3)	7,814	559,315
		$ 4,159,583
Norway — 2.1%
Aker ASA, Class A	3,200	$ 190,149
ArcticZymes Technologies ASA(1)(3)	12,002	45,911
Atea ASA	25,789	343,660
Austevoll Seafood ASA	15,900	115,263

13
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Norway (continued)
Borregaard ASA	13,695	$ 232,901
Crayon Group Holding ASA(3)(4)	23,649	198,812
DNB Bank ASA	39,720	772,145
Elkem ASA(4)	88,300	183,223
Elmera Group ASA(4)	31,479	96,422
Entra ASA(4)	11,383	124,233
Equinor ASA	37,489	1,072,826
Europris ASA(4)	37,474	280,872
Gjensidige Forsikring ASA	15,800	254,135
Golden Ocean Group Ltd.	10,700	112,834
Grieg Seafood ASA	14,900	93,551
Hoegh Autoliners ASA	18,000	180,750
Kitron ASA	67,100	204,237
Kongsberg Gruppen ASA	7,920	403,630
Mowi ASA	27,800	500,409
Nykode Therapeutics ASA(3)	64,600	110,535
Opera Ltd. ADR(1)	7,000	76,860
Orkla ASA	54,407	426,177
REC Silicon ASA(3)	93,387	109,119
Scatec ASA(3)(4)	15,637	116,271
Schibsted ASA, Class B	13,034	373,414
Telenor ASA	62,609	693,665
Veidekke ASA	20,997	191,565
Yara International ASA	17,014	562,358
		$ 8,065,927
Portugal — 1.1%
Banco Comercial Portugues SA, Class R(3)	2,133,053	$ 620,497
Corticeira Amorim SGPS SA(1)	24,738	252,563
CTT-Correios de Portugal SA	79,156	314,077
EDP - Energias de Portugal SA	138,695	618,640
Galp Energia SGPS SA	49,929	785,969
Jeronimo Martins SGPS SA	27,221	619,096
Navigator Co. SA	121,708	501,502
NOS SGPS SA	75,448	267,140
REN - Redes Energeticas Nacionais SGPS SA	47,100	115,724
		$ 4,095,208
Singapore — 4.0%
AEM Holdings Ltd.(1)	52,700	$ 104,866
BW LPG Ltd.(4)	21,391	263,263
CapitaLand Ascott Trust	258,525	184,311
CapitaLand Integrated Commercial Trust	206,800	308,291
City Developments Ltd.	29,900	135,710
ComfortDelGro Corp. Ltd.	138,300	143,844
DBS Group Holdings Ltd.	46,900	1,110,840
Security	Shares	Value
Singapore (continued)
ESR-LOGOS REIT(1)	614,800	$ 141,944
Flex Ltd.(3)	57,100	1,355,554
Frasers Centrepoint Trust	125,300	214,316
Frasers Logistics & Commercial Trust(2)	288,100	239,826
Genting Singapore Ltd.	1,320,600	991,776
Grab Holdings Ltd., Class A(3)	119,200	365,944
Haw Par Corp. Ltd.	16,900	119,455
Jardine Cycle & Carriage Ltd.	8,600	165,946
Keppel Ltd.	85,100	452,201
Keppel REIT	302,800	208,240
Lendlease Global Commercial REIT(1)	252,800	118,368
Mapletree Industrial Trust	78,910	143,723
Netlink NBN Trust(2)	282,500	177,825
Parkway Life Real Estate Investment Trust	33,400	87,525
Raffles Medical Group Ltd.	240,800	180,952
SATS Ltd.(3)	98,900	201,928
Sea Ltd. ADR(3)	25,800	984,012
Sembcorp Industries Ltd.	282,100	1,187,215
Sheng Siong Group Ltd.	356,700	414,216
Singapore Airlines Ltd.(1)	77,300	383,662
Singapore Exchange Ltd.	63,800	445,492
Singapore Post Ltd.	292,300	89,212
Singapore Technologies Engineering Ltd.	118,800	329,187
Singapore Telecommunications Ltd.(6)	493,100	879,958
Singapore Telecommunications Ltd.(6)	84,700	149,773
Suntec Real Estate Investment Trust(1)	241,900	213,846
UMS Holdings Ltd.	83,625	79,274
United Overseas Bank Ltd.	41,800	881,083
UOL Group Ltd.	49,700	230,786
Venture Corp. Ltd.	32,100	319,798
Wilmar International Ltd.	681,500	1,668,781
		$ 15,672,943
Spain — 4.1%
ACS Actividades de Construccion y Servicios SA(1)	15,640	$ 617,162
Aena SME SA(4)	4,171	737,880
Almirall SA	40,254	381,845
Banco de Sabadell SA	103,800	134,726
Banco Santander SA	300,673	1,208,423
Bankinter SA(1)	35,852	221,355
CaixaBank SA	87,466	372,954
Cellnex Telecom SA(3)(4)	49,784	1,915,557
Cia de Distribucion Integral Logista Holdings SA	10,797	305,393
Enagas SA	10,500	170,938
Ence Energia y Celulosa SA(1)	53,521	169,224
Endesa SA	9,600	190,195

14
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Spain (continued)
Grifols SA(3)	58,531	$ 637,563
Iberdrola SA	121,018	1,457,172
Indra Sistemas SA(1)	17,300	307,148
Industria de Diseno Textil SA	48,025	2,053,422
Laboratorios Farmaceuticos Rovi SA	4,800	331,068
Mapfre SA	69,417	152,850
Merlin Properties Socimi SA	81,900	834,006
Redeia Corp. SA	12,178	202,643
Repsol SA	142,466	2,103,978
Sacyr SA	104,254	343,699
Telefonica SA	44,641	181,637
Tubacex SA	28,949	106,578
Vidrala SA	4,922	493,334
Viscofan SA(1)	6,768	396,250
		$ 16,027,000
Sweden — 4.2%
AcadeMedia AB(4)	13,600	$ 74,267
Alfa Laval AB	4,650	170,622
Arjo AB, Class B	29,560	138,358
Assa Abloy AB, Class B	7,310	200,482
Atrium Ljungberg AB, Class B	7,700	153,813
Attendo AB(3)(4)	28,200	110,324
Betsson AB, Class B	10,576	115,100
Bilia AB, Class A	7,790	94,176
Billerud Aktiebolag(1)	35,911	319,324
BioArctic AB(1)(3)(4)	4,601	99,796
BioGaia AB, Class B	14,545	156,864
Boliden AB	11,400	302,586
BoneSupport Holding AB(3)(4)	8,100	160,366
Calliditas Therapeutics AB, Class B(3)	13,500	147,128
Camurus AB(3)	2,240	111,049
Catena AB(1)	3,500	149,228
Cibus Nordic Real Estate AB(1)	5,400	63,625
Dios Fastigheter AB	19,400	150,477
Electrolux AB, Class B(3)	7,800	72,961
Elekta AB, Class B(1)	29,760	224,560
Embracer Group AB(3)	60,090	114,680
Epiroc AB, Class A	7,626	134,742
Epiroc AB, Class B	7,415	115,614
Essity AB, Class B	69,335	1,628,214
Evolution AB(4)	6,498	758,730
Fabege AB	17,418	163,135
Getinge AB, Class B	14,100	301,417
H & M Hennes & Mauritz AB, Class B(1)	23,900	337,199
Hemnet Group AB	11,500	310,475
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B	74,900	$ 817,428
Holmen AB, Class B	9,816	386,842
Hufvudstaden AB, Class A	17,000	219,825
Investor AB, Class A	8,895	207,449
Investor AB, Class B	18,400	433,224
JM AB(1)	7,000	113,987
Kindred Group PLC SDR	12,900	151,758
L E Lundbergforetagen AB, Class B	2,400	125,138
Loomis AB	3,200	87,610
Millicom International Cellular SA SDR(3)	10,400	178,407
Modern Times Group MTG AB, Class B(3)	20,400	156,142
Munters Group AB(4)	3,200	51,076
Mycronic AB(1)	5,008	139,292
Nyfosa AB	14,073	125,874
Oatly Group AB ADR(1)(3)	95,600	108,028
Orron Energy AB(1)(3)	29,152	20,052
Pandox AB	17,478	239,663
Paradox Interactive AB	8,600	168,488
Saab AB, Class B	1,591	102,446
Sandvik AB	8,920	187,462
Securitas AB, Class B	12,200	118,511
Skandinaviska Enskilda Banken AB, Class A	27,300	387,718
Skanska AB, Class B(1)	5,700	98,836
SKF AB, Class B	6,500	128,083
SkiStar AB(1)	4,900	61,545
Spotify Technology SA(3)	700	150,745
Stillfront Group AB(3)	88,200	91,406
Svenska Cellulosa AB SCA, Class B	48,764	663,869
Svenska Handelsbanken AB, Class A	35,800	385,936
Swedbank AB, Class A	16,600	338,274
Swedish Orphan Biovitrum AB(3)	15,239	427,730
Tele2 AB, Class B	35,620	303,697
Telefonaktiebolaget LM Ericsson, Class B	127,900	709,010
Telia Co. AB(1)	140,300	361,858
Tethys Oil AB	12,500	49,251
Trelleborg AB, Class B	4,800	146,098
Volvo AB, Class A	4,800	118,009
Volvo AB, Class B	12,650	303,161
Wallenstam AB, Class B(1)	49,600	248,980
Wihlborgs Fastigheter AB	24,144	215,839
		$ 16,208,059
Switzerland — 9.1%
ABB Ltd.	40,917	$ 1,731,272
ALSO Holding AG	1,032	302,135
Avolta AG(3)	6,186	236,335

15
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Switzerland (continued)
Baloise Holding AG	3,442	$ 549,829
Banque Cantonale Vaudoise(1)	3,704	474,247
BKW AG	1,229	195,249
Cembra Money Bank AG	4,048	312,109
Cie Financiere Richemont SA, Class A	26,346	3,913,291
Clariant AG	47,735	611,088
DKSH Holding AG	3,161	221,190
DSM-Firmenich AG	13,608	1,438,781
Flughafen Zurich AG	667	137,619
Forbo Holding AG	151	177,541
Galenica AG(4)	4,789	422,306
Givaudan SA	428	1,779,854
Helvetia Holding AG(1)	2,514	363,073
Holcim AG	28,970	2,212,695
Huber & Suhner AG	3,060	219,472
Intershop Holding AG	234	167,891
Kuehne & Nagel International AG	1,484	502,897
Landis & Gyr Group AG	4,448	364,721
LEM Holding SA	128	292,062
Logitech International SA	15,642	1,311,320
Meyer Burger Technology AG(1)(3)	557,106	71,657
Nestle SA	41,003	4,672,314
Novartis AG	20,129	2,081,615
PSP Swiss Property AG	4,783	636,603
Roche Holding AG	6,978	1,986,751
Sandoz Group AG(3)	5,640	193,424
Schindler Holding AG	493	117,354
Schindler Holding AG PC	2,311	575,644
SFS Group AG	1,848	221,870
SGS SA	5,275	487,441
Stadler Rail AG	9,144	291,891
Swatch Group AG	6,297	286,507
Swatch Group AG, Bearer Shares	1,819	427,026
Swiss Life Holding AG	736	528,542
Swiss Prime Site AG	7,629	772,706
Swiss Re AG	7,820	895,393
Swisscom AG	2,008	1,201,353
u-blox Holding AG(1)	1,652	162,816
Valiant Holding AG	2,200	263,495
Zurich Insurance Group AG	2,789	1,417,062
		$ 35,228,441
United Kingdom — 8.7%
Admiral Group PLC	6,400	$ 203,502
Airtel Africa PLC(4)	207,600	294,831
Assura PLC	414,500	233,232
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	15,470	$ 2,050,964
Aviva PLC	50,042	273,158
B&M European Value Retail SA	40,600	266,081
BAE Systems PLC	37,633	560,599
Balfour Beatty PLC	28,400	119,425
Barratt Developments PLC	29,700	202,415
Berkeley Group Holdings PLC	4,063	246,033
Big Yellow Group PLC	17,197	248,669
British American Tobacco PLC	25,200	742,987
British Land Co. PLC	45,700	219,667
BT Group PLC	375,800	532,408
Bunzl PLC	5,300	215,391
Burberry Group PLC	10,790	177,732
Centamin PLC	159,300	194,063
Compass Group PLC	31,363	863,855
Computacenter PLC	11,000	401,866
Darktrace PLC(3)	67,700	293,548
Derwent London PLC	8,900	239,871
Direct Line Insurance Group PLC(3)	42,288	90,241
Flutter Entertainment PLC(3)	7,124	1,462,245
Fresnillo PLC	32,200	215,375
Glencore PLC	180,300	953,960
Grainger PLC	69,506	230,821
Great Portland Estates PLC	23,683	124,613
GSK PLC	50,300	994,820
Hays PLC	79,300	98,677
Hiscox Ltd.	11,000	144,371
HSBC Holdings PLC	144,800	1,130,555
IG Group Holdings PLC	14,640	131,557
Imperial Brands PLC	17,400	417,689
Inchcape PLC	19,600	168,771
Informa PLC	73,700	723,848
Intertek Group PLC	4,100	232,719
Johnson Matthey PLC	9,541	196,124
Kingfisher PLC	51,100	142,075
Land Securities Group PLC	52,900	445,984
London Stock Exchange Group PLC	4,313	487,861
LXI REIT PLC(2)	234,300	312,486
Manchester United PLC, Class A(1)(3)	17,100	331,056
National Grid PLC	169,365	2,255,790
NCC Group PLC	72,058	110,449
Next PLC	3,900	416,350
Pearson PLC	16,014	196,456
Phoenix Group Holdings PLC	25,700	164,085
Primary Health Properties PLC	125,322	153,774
QinetiQ Group PLC	30,200	136,390

16
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	10,600	$ 766,389
RELX PLC	20,980	865,930
Rentokil Initial PLC	39,000	200,840
Rio Tinto PLC	17,442	1,207,325
Rolls-Royce Holdings PLC(3)	102,400	388,757
Sage Group PLC	79,400	1,182,101
Severn Trent PLC	24,400	802,053
Shaftesbury Capital PLC	186,585	314,319
Shell PLC	92,603	2,870,907
Smiths Group PLC	12,200	250,022
Spectris PLC	11,200	521,398
Spirent Communications PLC	155,600	232,118
Standard Chartered PLC	38,500	290,965
Supermarket Income Reit PLC	214,900	220,098
U.K. Commercial Property REIT Ltd.	180,544	146,246
Unilever PLC	25,321	1,232,125
Vodafone Group PLC	1,163,000	988,713
Whitbread PLC	6,200	281,033
		$ 33,810,778
Total Common Stocks (identified cost $332,950,705)		$386,786,366

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(3)(5)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(7)	662,721	$ 662,721
Total Affiliated Fund (identified cost $662,721)		$ 662,721

Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(8)	9,867,402	$ 9,867,402
Total Securities Lending Collateral (identified cost $9,867,402)		$ 9,867,402
Total Short-Term Investments (identified cost $10,530,123)		$ 10,530,123

Total Investments — 102.2% (identified cost $343,480,828)	$397,316,489
Other Assets, Less Liabilities — (2.2)%	$ (8,383,456)
Net Assets — 100.0%	$388,933,033
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2024. The aggregate market value of securities on loan at January 31, 2024 was $17,674,446.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $1,698,729 or 0.4% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $11,630,112 or 3.0% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(6)	Securities are traded on separate exchanges for the same entity.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.

17
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.6%	$44,910,039
Industrials	11.4	44,228,780
Consumer Discretionary	10.5	40,695,056
Health Care	10.1	39,151,803
Consumer Staples	10.0	39,016,112
Materials	9.0	34,981,842
Communication Services	8.8	34,197,074
Information Technology	8.7	33,931,040
Real Estate	7.3	28,519,726
Utilities	7.0	27,274,856
Energy	5.1	19,880,038
Short-Term Investments	2.7	10,530,123
Total Investments	102.2%	$397,316,489
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

18
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $342,818,107) — including $17,674,446 of securities on loan	$ 396,653,768
Affiliated investments, at value (identified cost $662,721)	662,721
Foreign currency, at value (identified cost $594,200)	590,553
Dividends receivable	367,676
Dividends receivable from affiliated investments	4,184
Receivable for Fund shares sold	208,432
Securities lending income receivable	18,186
Tax reclaims receivable	1,477,391
Receivable from affiliates	37,701
Trustees' deferred compensation plan	28,596
Total assets	$400,049,208
Liabilities
Collateral for securities loaned	$ 9,867,402
Payable for Fund shares redeemed	757,764
Payable to affiliates:
Investment adviser and administration fee	133,212
Distribution and service fees	9,222
Trustees' deferred compensation plan	28,596
Accrued expenses	319,979
Total liabilities	$ 11,116,175
Net Assets	$388,933,033
Sources of Net Assets
Paid-in capital	$ 354,338,663
Distributable earnings	34,594,370
Net Assets	$388,933,033
Class A Shares
Net Assets	$ 35,703,997
Shares Outstanding	2,565,466
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.92
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.69
Class I Shares
Net Assets	$ 209,951,549
Shares Outstanding	15,033,475
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.97
Class R Shares
Net Assets	$ 3,516,964
Shares Outstanding	254,956
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.79
19
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Statement of Assets and Liabilities — continued

January 31, 2024
Class R6 Shares
Net Assets	$139,760,523
Shares Outstanding	10,031,459
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.93
On sales of $50,000 or more, the offering price of Class A shares is reduced.
20
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,754,415)	$ 15,271,640
Dividend income from affiliated investments	37,472
Securities lending income, net	265,397
Total investment income	$15,574,509
Expenses
Investment adviser and administration fee	$ 1,758,914
Distribution and service fees:
Class A	107,834
Class R	27,890
Trustees’ fees and expenses	27,732
Custodian fee	201,944
Transfer and dividend disbursing agent fees	273,314
Legal and accounting services	105,399
Printing and postage	26,911
Registration fees	66,063
Interest expense and fees	52,700
Miscellaneous	11,960
Total expenses	$ 2,660,661
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 314,166
Total expense reductions	$ 314,166
Net expenses	$ 2,346,495
Net investment income	$13,228,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,783,887)
Investment transactions - affiliated investments	517,100
Foreign currency transactions	(46,227)
Net realized loss	$ (5,313,014)
Change in unrealized appreciation (depreciation):
Investments	$ 14,417,202
Investments - affiliated investments	(548,384)
Foreign currency	15,674
Net change in unrealized appreciation (depreciation)	$13,884,492
Net realized and unrealized gain	$ 8,571,478
Net increase in net assets from operations	$21,799,492
21
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 13,228,014	$ 14,701,131
Net realized loss	(5,313,014)	(4,310,896)
Net change in unrealized appreciation (depreciation)	13,884,492	(58,144,384)
Net increase (decrease) in net assets from operations	$ 21,799,492	$ (47,754,149)
Distributions to shareholders:
Class A	$ (1,097,038)	$ (2,055,430)
Class I	(7,012,480)	(11,808,544)
Class R	(86,637)	(254,341)
Class R6	(4,656,983)	(5,080,084)
Total distributions to shareholders	$ (12,853,138)	$ (19,198,399)
Transactions in shares of beneficial interest:
Class A	$ (21,774,136)	$ (33,199,930)
Class I	(77,247,967)	(92,003,049)
Class R	(3,799,256)	(1,089,432)
Class R6	10,861,540	2,753,594
Net decrease in net assets from Fund share transactions	$ (91,959,819)	$(123,538,817)
Net decrease in net assets	$ (83,013,465)	$(190,491,365)
Net Assets
At beginning of year	$ 471,946,498	$ 662,437,863
At end of year	$388,933,033	$ 471,946,498
22
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Financial Highlights

	Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.60	$ 14.97	$ 14.89	$ 13.67	$ 12.56
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.35	$ 0.38	$ 0.25	$ 0.30
Net realized and unrealized gain (loss)	0.34	(1.22)	0.40	1.17	1.14
Total income (loss) from operations	$ 0.74	$ (0.87)	$ 0.78	$ 1.42	$ 1.44
Less Distributions
From net investment income	$ (0.42)	$ (0.30)	$ (0.42)	$ (0.19)	$ (0.27)
From net realized gain	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$ (0.42)	$ (0.50)	$ (0.70)	$ (0.20)	$ (0.33)
Net asset value — End of year	$ 13.92	$ 13.60	$ 14.97	$ 14.89	$ 13.67
Total Return(2)	5.44%	(5.51)%	5.18%	10.35%	11.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,704	$56,337	$99,423	$113,340	$103,801
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83% (4)	0.83% (4)	0.79%	0.82%	0.81%
Net expenses	0.76% (4)(5)	0.76% (4)(5)	0.75%	0.75%	0.75%
Net investment income	2.93%	2.64%	2.36%	1.90%	2.24%
Portfolio Turnover	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.01%.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
23
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.66	$ 15.06	$ 14.98	$ 13.74	$ 12.61
Income (Loss) From Operations
Net investment income(1)	$ 0.42	$ 0.38	$ 0.41	$ 0.28	$ 0.30
Net realized and unrealized gain (loss)	0.36	(1.23)	0.42	1.20	1.19
Total income (loss) from operations	$ 0.78	$ (0.85)	$ 0.83	$ 1.48	$ 1.49
Less Distributions
From net investment income	$ (0.47)	$ (0.35)	$ (0.47)	$ (0.23)	$ (0.30)
From net realized gain	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$ (0.47)	$ (0.55)	$ (0.75)	$ (0.24)	$ (0.36)
Net asset value — End of year	$ 13.97	$ 13.66	$ 15.06	$ 14.98	$ 13.74
Total Return(2)	5.67%	(5.30)%	5.45%	10.75%	11.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$209,952	$281,658	$417,559	$400,149	$359,605
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58% (4)	0.58% (4)	0.54%	0.57%	0.56%
Net expenses	0.51% (4)(5)	0.51% (4)(5)	0.50%	0.50%	0.50%
Net investment income	3.07%	2.84%	2.57%	2.11%	2.21%
Portfolio Turnover	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.01%.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
24
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Financial Highlights — continued

	Class R
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.45	$ 14.83	$ 14.79	$ 13.59	$ 12.49
Income (Loss) From Operations
Net investment income(1)	$ 0.39	$ 0.30	$ 0.29	$ 0.20	$ 0.24
Net realized and unrealized gain (loss)	0.29	(1.20)	0.45	1.18	1.17
Total income (loss) from operations	$ 0.68	$ (0.90)	$ 0.74	$ 1.38	$ 1.41
Less Distributions
From net investment income	$ (0.34)	$ (0.28)	$ (0.42)	$ (0.17)	$ (0.25)
From net realized gain	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$ (0.34)	$ (0.48)	$ (0.70)	$ (0.18)	$ (0.31)
Net asset value — End of year	$13.79	$13.45	$14.83	$14.79	$13.59
Total Return(2)	5.06%	(5.77)%	4.93%	10.20%	11.25%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,517	$ 7,248	$ 9,157	$ 5,082	$ 3,713
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.08% (4)	1.08% (4)	1.04%	1.07%	1.06%
Net expenses	1.01% (4)(5)	1.01% (4)(5)	1.00%	1.00%	1.00%
Net investment income	2.86%	2.31%	1.83%	1.55%	1.79%
Portfolio Turnover	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.01%.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
25
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.63	$ 15.04	$ 14.96	$ 13.73	$ 12.60
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.37	$ 0.42	$ 0.27	$ 0.34
Net realized and unrealized gain (loss)	0.38	(1.22)	0.42	1.20	1.16
Total income (loss) from operations	$ 0.78	$ (0.85)	$ 0.84	$ 1.47	$ 1.50
Less Distributions
From net investment income	$ (0.48)	$ (0.36)	$ (0.48)	$ (0.23)	$ (0.31)
From net realized gain	—	(0.20)	(0.28)	(0.01)	(0.06)
Total distributions	$ (0.48)	$ (0.56)	$ (0.76)	$ (0.24)	$ (0.37)
Net asset value — End of year	$ 13.93	$ 13.63	$ 15.04	$ 14.96	$ 13.73
Total Return(2)	5.70%	(5.29)%	5.51%	10.75%	11.85%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$139,761	$126,703	$136,299	$150,071	$112,074
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55% (4)	0.55% (4)	0.51%	0.54%	0.53%
Net expenses	0.48% (4)(5)	0.48% (4)(5)	0.47%	0.47%	0.47%
Net investment income	2.92%	2.78%	2.61%	2.07%	2.56%
Portfolio Turnover	34%	14%	22%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 0.01%.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
26
See Notes to Financial Statements.

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
27

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Ordinary income	$12,853,138	$12,546,353
Long-term capital gains	$ —	$ 6,652,046
During the year ended January 31, 2024, distributable earnings was decreased by $2,186,164 and paid-in capital was increased by $2,186,164 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
28

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(14,260,367)
Net unrealized appreciation	48,854,737
Distributable earnings	$ 34,594,370
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $14,260,367 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $8,432,847 are short-term and $5,827,520 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 348,472,409
Gross unrealized appreciation	$ 85,039,691
Gross unrealized depreciation	(36,195,611)
Net unrealized appreciation	$ 48,844,080
3  Investment Adviser and Administration Fees and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2024, the investment adviser and administration fee amounted to $1,758,914 or 0.40% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2024, the investment adviser and administration fee paid was reduced by $1,132 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $313,034 in total of the Fund’s operating expenses for the year ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $20,213 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on
29

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $267 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2024. EVD also received distribution and service fees from Class A and Class R shares (see Note 4).
During the year ended January 31, 2024, EVM reimbursed the Fund $5,008 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return for each class.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 amounted to $107,834 for Class A shares.
The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2024, the Fund paid or accrued to EVD $13,945 for Class R shares.
Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to $13,945 for Class R shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $148,176,960 and $239,695,358, respectively, for the year ended January 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	271,791	$ 3,689,671	1,151,916	$ 15,242,063
Issued to shareholders electing to receive payments of distributions in Fund shares	78,178	1,094,491	163,284	2,041,048
Redemptions	(1,926,260)	(26,558,298)	(3,812,887)	(50,483,041)
Net decrease	(1,576,291)	$ (21,774,136)	(2,497,687)	$ (33,199,930)
30

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	2,517,383	$ 34,427,641	4,144,062	$ 55,413,244
Issued to shareholders electing to receive payments of distributions in Fund shares	470,877	6,611,112	908,604	11,393,896
Redemptions	(8,580,380)	(118,286,720)	(12,162,125)	(158,810,189)
Net decrease	(5,592,120)	$ (77,247,967)	(7,109,459)	$ (92,003,049)
Class R
Sales	47,947	$ 644,991	79,898	$ 1,050,076
Issued to shareholders electing to receive payments of distributions in Fund shares	6,242	86,632	20,577	254,333
Redemptions	(338,210)	(4,530,879)	(179,097)	(2,393,841)
Net decrease	(284,021)	$ (3,799,256)	(78,622)	$ (1,089,432)
Class R6
Sales	2,918,493	$ 40,338,747	2,093,383	$ 28,037,045
Issued to shareholders electing to receive payments of distributions in Fund shares	332,404	4,656,983	405,758	5,080,084
Redemptions	(2,513,647)	(34,134,190)	(2,268,661)	(30,363,535)
Net increase	737,250	$ 10,861,540	230,480	$ 2,753,594
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2024.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
31

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $17,674,446 and $19,370,665, respectively. Collateral received was comprised of cash of $9,867,402 and U.S. government and/or agencies securities of $9,503,263. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 9,866,882	$ —	$ —	$ —	$ 9,866,882
Warrants	520	—	—	—	520
Total	$9,867,402	$ —	$ —	$ —	$9,867,402
The carrying amount of the liability for collateral for securities loaned at January 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2024.
10  Affiliated Investments
At January 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $662,721, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,344,848	$ —	$ (1,313,564)	$ 517,100	$ (548,384)	$ —	$ —	—
Short-Term Investments
Liquidity Fund	1,199,635	46,798,150	(47,335,064)	—	—	662,721	37,472	662,721
Total				$517,100	$(548,384)	$662,721	$37,472
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
32

Parametric
International Equity Fund
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 2,705,510	$ 117,931,075	$ 0	$ 120,636,585
Developed Europe	2,564,433	255,212,809	0	257,777,242
Developed Middle East	1,407,590	6,964,949	—	8,372,539
Total Common Stocks	$ 6,677,533	$ 380,108,833**	$ 0	$386,786,366
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments:
Affiliated Fund	662,721	—	—	662,721
Securities Lending Collateral	9,867,402	—	—	9,867,402
Total Investments	$ 17,207,656	$ 380,108,833	$ 0	$397,316,489
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2024 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
33

Parametric
International Equity Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
34

Parametric
International Equity Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2024, the Fund designates approximately $14,754,402, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2024, the Fund paid foreign taxes of $1,339,775 and recognized foreign source income of $17,144,681.
35

Parametric
International Equity Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
36

Parametric
International Equity Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
37

Parametric
International Equity Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
38

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
39

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
40

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
41

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.24

Parametric
Emerging Markets Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
Emerging Markets Fund

Parametric
Emerging Markets Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Emerging markets appeared poised to start the 12-month period ended January 31, 2024, on sound footing, particularly after China ended its zero-COVID policy and reopened its economy to the outside world. Emerging markets were also buoyed by the advent of ChatGPT, an artificial intelligence (AI)
application perceived as the next big innovation to drive the information technology (IT) sector.
Though early recession fears receded during the period as more investors came to view the U.S. and global economies as doing well, investors became spooked as central banks worldwide raised interest rates to keep consumer demand from overheating and stoking inflation.
The “higher-for-longer” rate policy by the U.S. Federal Reserve (the Fed) dampened investor appetites for risk and the outlook for emerging markets dimmed. In addition, the Fed’s hawkish monetary policy strengthened the U.S. dollar and U.S. yields, making dollar-denominated debt more expensive, consequently reducing capital inflows to emerging markets.
In the final three months of the period, however, equities rallied as investors were encouraged by shifting economic indicators. As inflation cooled toward the end of the period, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates in the first half of 2024.
The late stock surge, however, could not prevent the relative underperformance of emerging markets versus developed markets as financial indicators in China pointed to a lackluster economic recovery.
The MSCI Emerging Markets Index (the Index) returned -2.94% in U.S. dollar terms during the period.
In comparison, China -- the world’s second-largest economy -- returned -17.26%, according to the MSCI Golden Dragon Index, a measure of Chinese large- and mid-cap stocks. Chinese equities were dogged by an ailing real estate sector -- a major investment area for millions of Chinese citizens -- and the failure of many Chinese industries to bounce back after its onerous COVID restrictions were lifted.
In contrast, Latin America was the best-performing emerging market during the period as its economic indicators improved. Brazil outperformed the Index against the backdrop of easing fiscal concerns following the election of President Lula da Silva, and as disinflation led to a cut in the Brazilian federal funds rate -- the Selic -- in August 2023. Chile’s central bank cut its rate in July 2023.
In Asia, India was the top country performer. Taiwan and South Korea also posted strong returns, boosted by the IT sector as investors rushed to buy AI-related stocks, and as demand for memory microchips rebounded.
For the period as a whole, the MSCI ACWI Index, a broad measure of global equities, returned 14.70%; the MSCI EAFE Index, a broad measure of developed-market international equities, returned 10.01%; and the S&P 500® Index, a broad measure of U.S. stocks, returned 20.82%.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric Emerging Markets Fund (the Fund) returned 0.60% for Class A shares at net asset value, outperforming its benchmark, the Index, which returned -2.94%.
The Fund’s emphasis on diversification -- via a system of targeting country weights and systematically rebalancing back to those target weights -- contributed to performance relative to the Index during the period. Based on its diversification targets, the Fund held underweight exposures to larger countries, and overweight exposures to smaller countries during the period.
An underweight position in China was the largest contributor to Index-relative performance, as Chinese stock prices declined amid reports of trouble in the property sector and a weaker-than-expected economic growth outlook. Elsewhere, security selections in Saudi Arabia -- led by small-cap companies in the consumer discretionary sector -- also contributed to Index-relative returns during the period.
In addition, the Fund’s overweight exposure to Turkey aided Index-relative performance. Markets in Turkey responded positively to reforms by President Erdogan intended to transition toward more conventional fiscal and monetary policies. The Fund’s inclusion of out-of-Index frontier-market countries also contributed to Index-relative performance during the period.
In contrast, the Fund’s emphasis on diversification at the sector level in each country detracted from returns relative to the Index during the period. In particular, the Fund’s underweight exposure to India detracted from Index-relative performance. India’s equity market performed well against a backdrop of strong GDP growth, with all sectors experiencing double-digit gains.
The Fund’s underweight exposure to Taiwan detracted from returns versus the Index, as robust demand for semiconductors helped lift Taiwan’s equity market into positive territory during the period. Similarly, the Fund’s underweight exposure to Taiwan’s information technology sector, which accounted for over 70% of the country’s market capitalization, was a headwind for Index-relative returns during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Emerging Markets Fund
January 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/30/2006	06/30/2006	0.60%	0.98%	1.57%
Class A with 5.25% Maximum Sales Charge	—	—	(4.67)	(0.10)	1.03
Class C at NAV	06/30/2006	06/30/2006	(0.25)	0.22	0.96
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.23)	0.22	0.96
Class I at NAV	06/30/2006	06/30/2006	0.78	1.22	1.82
Class R6 at NAV	07/01/2014	06/30/2006	0.86	1.30	1.88

MSCI Emerging Markets Index	—	—	(2.94)%	0.99%	2.86%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.65%	2.40%	1.40%	1.33%
Net	1.50	2.25	1.25	1.18
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2014	$10,999	N.A.
Class I, at minimum investment	$1,000,000	01/31/2014	$1,197,520	N.A.
Class R6, at minimum investment	$5,000,000	01/31/2014	$6,026,135	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
Emerging Markets Fund
January 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Tencent Holdings Ltd.	0.8
Samsung Electronics Co. Ltd.	0.8
Delta Electronics Thailand PCL	0.8
America Movil SAB de CV, Series B	0.7
MercadoLibre, Inc.	0.6
Turkcell Iletisim Hizmetleri AS	0.6
Petroleo Brasileiro SA, PFC Shares	0.6
Turkiye Petrol Rafinerileri AS	0.6
Naspers Ltd., Class N	0.6
Total	7.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Parametric
Emerging Markets Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P and S&P 500 are registered trademarks of S&P DJI; Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets.

5

Parametric
Emerging Markets Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 955.30	$ 7.39	1.50%
Class C	$1,000.00	$ 951.30	$11.07	2.25%
Class I	$1,000.00	$ 955.60	$ 6.16	1.25%
Class R6	$1,000.00	$ 956.30	$ 5.82	1.18%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.64	$ 7.63	1.50%
Class C	$1,000.00	$1,013.86	$11.42	2.25%
Class I	$1,000.00	$1,018.90	$ 6.36	1.25%
Class R6	$1,000.00	$1,019.26	$ 6.01	1.18%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
6

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments

Common Stocks — 100.2%
Security	Shares	Value
Argentina — 1.1%
Bioceres Crop Solutions Corp.(1)	2,400	$ 32,040
Central Puerto SA ADR(2)	10,500	99,750
Cresud SACIF y A ADR(2)	4,131	37,760
Grupo Financiero Galicia SA ADR(1)	2,527	54,609
IRSA Inversiones y Representaciones SA ADR	153	1,340
Loma Negra Cia Industrial Argentina SA ADR	8,024	56,890
MercadoLibre, Inc.(1)	668	1,143,489
Pampa Energia SA ADR(1)	3,079	149,947
Telecom Argentina SA ADR(1)(2)	6,900	53,544
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	36,026
YPF SA ADR(1)	21,124	365,023
		$ 2,030,418
Bahrain — 0.3%
Al Salam Bank BSC	620,014	$ 352,079
GFH Financial Group BSC	612,932	158,483
		$ 510,562
Bangladesh — 0.6%
Bangladesh Export Import Co. Ltd.(3)	66,933	$ 50,741
Beximco Pharmaceuticals Ltd.	125,930	151,310
City Bank PLC	285,685	51,539
GrameenPhone Ltd.(3)	18,840	35,418
Heidelberger Cement Bangladesh Ltd.	18,065	40,261
Jamuna Oil Co. Ltd.	22,841	35,388
Olympic Industries Ltd.	41,067	57,096
Pubali Bank PLC	240,880	61,144
Renata Ltd.(3)	6,549	52,325
Square Pharmaceuticals PLC	171,709	340,991
Summit Power Ltd.(1)	107,026	26,522
Titas Gas Transmission & Distribution Co. Ltd.	150,108	37,062
Unique Hotel & Resorts PLC	114,627	63,124
United Commercial Bank PLC	706,424	76,580
		$ 1,079,501
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	81,055	$ 120,340
First National Bank of Botswana Ltd.	426,849	137,683
Letshego Holdings Ltd.	948,236	86,835
Sechaba Breweries Holdings Ltd.	335,128	569,030
		$ 913,888
Security	Shares	Value
Brazil — 5.2%
Adecoagro SA	10,100	$ 103,323
Alpargatas SA, PFC Shares(1)	51,100	88,495
Ambev SA	142,850	377,135
Arcos Dorados Holdings, Inc., Class A	8,100	100,278
Arezzo Industria e Comercio SA	5,800	73,273
B3 SA - Brasil Bolsa Balcao	26,000	68,694
Banco Bradesco SA, PFC Shares	43,292	134,130
CCR SA	26,700	70,706
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	310,880
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	201,511
Cia Energetica de Minas Gerais, PFC Shares	41,800	97,194
Cia Siderurgica Nacional SA	27,600	98,770
Cielo SA	91,406	91,694
Cogna Educacao SA(1)	75,636	44,578
Cosan SA	39,700	146,399
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	106,962
Embraer SA ADR(1)	9,248	170,256
Eneva SA(1)	44,400	114,352
Engie Brasil Energia SA	8,250	67,573
Equatorial Energia SA	27,300	195,228
Fleury SA	31,395	103,100
Gerdau SA, PFC Shares	16,695	70,899
Grupo Casas Bahia SA(1)	9,344	14,881
Grupo De Moda Soma SA	36,077	57,672
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	388,376
Hypera SA	36,000	230,559
Itau Unibanco Holding SA, PFC Shares	30,120	199,284
Itausa SA, PFC Shares	58,543	118,164
JBS SA	20,225	95,647
Klabin SA, PFC Shares	103,800	89,461
Localiza Rent a Car SA	20,789	227,091
Lojas Renner SA	41,384	134,065
LWSA SA(4)	73,600	81,111
Magazine Luiza SA(1)	273,300	115,842
Marfrig Global Foods SA(1)	38,855	73,798
Multiplan Empreendimentos Imobiliarios SA	30,700	172,635
Natura & Co. Holding SA(1)	41,000	132,408
NU Holdings Ltd., Class A(1)	11,500	99,015
Petroleo Brasileiro SA, PFC Shares	137,200	1,120,164
PRIO SA	7,000	62,068
Raia Drogasil SA	30,972	158,161
Rede D'Or Sao Luiz SA(4)	80,300	440,042
Rumo SA	37,219	173,234
Sendas Distribuidora SA	51,145	141,014
StoneCo Ltd., Class A(1)	4,900	84,231
Suzano SA	10,620	110,650

7
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Telefonica Brasil SA	24,100	$ 249,834
TIM SA	80,550	281,918
TOTVS SA	43,070	274,012
Vale SA	44,647	610,625
Vibra Energia SA	71,900	344,668
WEG SA	31,104	203,032
YDUQS Participacoes SA	24,300	94,563
		$ 9,413,655
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 175,909
Chimimport AD(1)	164,922	66,738
MonBat AD	28,235	59,619
Sopharma AD	61,906	203,518
		$ 505,784
Chile — 2.3%
Aguas Andinas SA, Series A	483,322	$ 146,673
Banco de Chile	2,960,094	331,319
Banco de Credito e Inversiones SA	3,443	91,180
Banco Santander Chile	3,218,212	148,694
CAP SA	7,626	55,013
Cencosud SA	133,252	231,711
Cia Cervecerias Unidas SA	16,853	102,063
Cia Sud Americana de Vapores SA	4,277,766	307,867
Colbun SA	624,587	88,557
Embotelladora Andina SA, Class B, PFC Shares	51,948	132,364
Empresa Nacional de Telecomunicaciones SA	24,183	78,912
Empresas CMPC SA	98,316	160,147
Empresas Copec SA	75,124	477,416
Enel Americas SA	1,632,285	165,415
Enel Chile SA	1,903,814	114,246
Falabella SA(1)	131,123	311,223
Parque Arauco SA	232,299	371,676
Quinenco SA	9,770	33,158
Ripley Corp. SA	484,810	96,209
Sociedad Matriz SAAM SA	1,031,318	113,090
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	9,400	403,636
SONDA SA	225,936	88,397
Vina Concha y Toro SA	92,943	99,556
		$ 4,148,522
China — 14.4%
3SBio, Inc.(4)	98,000	$ 73,848
AAC Technologies Holdings, Inc.(2)	69,500	156,065
Security	Shares	Value
China (continued)
Aier Eye Hospital Group Co. Ltd., Class A	24,105	$ 43,082
Air China Ltd., Class H(1)	178,000	99,443
Alibaba Group Holding Ltd. ADR	9,600	692,832
Aluminum Corp. of China Ltd., Class H	352,000	171,551
Angang Steel Co. Ltd., Class H	306,400	50,197
Anhui Conch Cement Co. Ltd., Class H	54,500	109,160
ANTA Sports Products Ltd.	15,000	126,607
Baidu, Inc. ADR(1)	3,632	382,486
Bank of Beijing Co. Ltd., Class A	182,760	129,782
Bank of China Ltd., Class H	536,000	201,145
Bank of Ningbo Co. Ltd., Class A	19,850	59,585
BeiGene Ltd. ADR(1)	2,400	355,752
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	89,149
Beijing Enterprises Holdings Ltd.	39,500	142,963
Beijing Enterprises Water Group Ltd.	290,000	70,556
Beijing Originwater Technology Co. Ltd., Class A	39,363	26,154
BOE Technology Group Co. Ltd., Class A	341,100	171,051
BYD Co. Ltd., Class H	7,654	171,374
BYD Electronic International Co. Ltd.	29,000	99,343
Changchun High & New Technology Industry Group, Inc., Class A	6,200	98,681
Changjiang Securities Co. Ltd., Class A	112,200	77,125
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	102,196
China Coal Energy Co. Ltd., Class H	144,000	158,138
China Communications Services Corp. Ltd., Class H	118,000	48,589
China Construction Bank Corp., Class H	530,630	315,122
China Everbright Environment Group Ltd.	234,925	81,937
China Gas Holdings Ltd.	165,400	150,799
China Jinmao Holdings Group Ltd.	352,000	28,086
China Life Insurance Co. Ltd., Class H	92,000	106,061
China Longyuan Power Group Corp. Ltd., Class H	188,000	113,404
China Mengniu Dairy Co. Ltd.	58,000	128,512
China Merchants Bank Co. Ltd., Class H	35,024	127,676
China Merchants Port Holdings Co. Ltd.	42,035	51,971
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	91,411
China National Building Material Co. Ltd., Class H	166,000	58,555
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	35,741
China Oilfield Services Ltd., Class H	198,000	190,299
China Overseas Land & Investment Ltd.	115,160	174,213
China Petroleum & Chemical Corp., Class H	1,449,741	754,160
China Railway Group Ltd., Class H	281,000	128,512
China Resources Beer Holdings Co. Ltd.	34,000	122,956
China Resources Gas Group Ltd.	64,000	181,503
China Resources Land Ltd.	86,000	261,101
China Resources Medical Holdings Co. Ltd.	163,000	83,898

8
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
China Resources Power Holdings Co. Ltd.	139,600	$ 282,425
China Shenhua Energy Co. Ltd., Class H	213,500	809,952
China Shineway Pharmaceutical Group Ltd.	110,000	111,191
China Southern Airlines Co. Ltd., Class H(1)(2)	108,000	39,956
China State Construction Engineering Corp. Ltd., Class A	156,440	112,254
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	74,595
China Travel International Investment Hong Kong Ltd.	714,855	118,924
China Vanke Co. Ltd., Class H	149,577	117,687
China Yangtze Power Co. Ltd., Class A	112,600	382,951
CITIC Ltd.	142,000	137,058
CMOC Group Ltd., Class H	366,000	200,478
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	186,000	172,946
COSCO SHIPPING Holdings Co. Ltd., Class H	198,866	208,934
COSCO SHIPPING Ports Ltd.	110,000	67,362
Country Garden Holdings Co. Ltd.(1)(2)	400,880	32,514
Country Garden Services Holdings Co. Ltd.	56,589	37,382
CSPC Pharmaceutical Group Ltd.	239,760	176,389
Daqo New Energy Corp. ADR(1)	1,900	34,295
Dong-E-E-Jiao Co. Ltd., Class A	16,200	118,568
East Money Information Co. Ltd., Class A	24,751	43,072
Focus Media Information Technology Co. Ltd., Class A	196,344	154,662
Ganfeng Lithium Group Co. Ltd., Class A	14,770	70,067
GDS Holdings Ltd. ADR(1)(2)	9,300	50,406
Gemdale Corp., Class A	80,700	45,455
Great Wall Motor Co. Ltd., Class H(2)	50,000	49,230
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	58,803
Guangdong Investment Ltd.	186,000	108,134
Haier Smart Home Co. Ltd., Class H	47,553	134,369
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	53,803
Hengan International Group Co. Ltd.	24,500	75,864
Huadian Power International Corp. Ltd., Class H	240,000	115,096
Huadong Medicine Co. Ltd., Class A	32,753	132,128
Huaneng Power International, Inc., Class H(1)(2)	420,000	236,844
Huayu Automotive Systems Co. Ltd., Class A	53,308	120,771
Hubei Energy Group Co. Ltd., Class A	94,014	56,758
Hundsun Technologies, Inc., Class A	31,491	92,171
Iflytek Co. Ltd., Class A	34,550	183,826
Industrial & Commercial Bank of China Ltd., Class H	495,000	241,129
Industrial Bank Co. Ltd., Class A	25,302	55,499
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	139,781
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	200,923
Innovent Biologics, Inc.(1)(4)	44,000	177,272
JD.com, Inc. ADR	6,406	144,455
Jiangsu Expressway Co. Ltd., Class H	108,000	103,116
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	202,703
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	11,800	150,378
Security	Shares	Value
China (continued)
Jiangxi Copper Co. Ltd., Class H	154,000	$ 215,374
Jinke Properties Group Co. Ltd., Class A(1)	130,499	27,247
KE Holdings, Inc. ADR	20,700	293,319
Kingboard Holdings Ltd.	87,100	155,030
Kingdee International Software Group Co. Ltd.(1)	99,000	95,700
Kingsoft Corp. Ltd.	32,800	79,794
Kunlun Energy Co. Ltd.	338,000	302,813
Kweichow Moutai Co. Ltd., Class A	2,900	649,102
Lee & Man Paper Manufacturing Ltd.	275,000	73,990
Lenovo Group Ltd.	204,000	213,602
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	60,825
Li Ning Co. Ltd.	21,208	45,307
Longfor Group Holdings Ltd.(2)(4)	49,500	54,886
LONGi Green Energy Technology Co. Ltd., Class A	63,389	170,888
Luxshare Precision Industry Co. Ltd., Class A	71,034	251,896
Luye Pharma Group Ltd.(1)(2)(4)	249,500	83,794
Maanshan Iron & Steel Co. Ltd., Class H	286,000	43,242
Meituan, Class B(1)(4)	8,073	64,933
NARI Technology Co. Ltd., Class A	59,068	172,770
NetEase, Inc. ADR	3,410	332,952
Nine Dragons Paper Holdings Ltd.(1)	195,000	72,245
OFILM Group Co. Ltd., Class A(1)	65,800	61,263
PetroChina Co. Ltd., Class H	1,306,000	944,716
Ping An Bank Co. Ltd., Class A	35,488	46,803
Ping An Insurance Group Co. of China Ltd., Class H	44,000	184,956
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	126,647
Poly Property Group Co. Ltd.	700,000	128,016
Power Construction Corp. of China Ltd., Class A	53,800	37,727
SAIC Motor Corp. Ltd., Class A	55,100	105,031
Sanan Optoelectronics Co. Ltd., Class A	84,900	130,051
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	109,359
Shandong Gold Mining Co. Ltd., Class A	50,680	145,221
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	71,546
Shanghai Electric Group Co. Ltd., Class H(1)	282,000	52,775
Shanghai Industrial Holdings Ltd.	117,000	143,326
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	135,376
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	81,111
Shenzhen Investment Ltd.	674,000	94,899
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	94,744
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	70,096
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	191,732
Sino Biopharmaceutical Ltd.	475,500	171,578
Sino-Ocean Group Holding Ltd.(1)(2)	659,000	29,626
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	877,000	118,921
Sinopharm Group Co. Ltd., Class H	60,400	158,821

9
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	26,700	$ 164,108
Tencent Holdings Ltd.	42,539	1,476,584
Tingyi (Cayman Islands) Holding Corp.	56,000	55,761
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	178,539
Trip.com Group Ltd. ADR(1)	5,254	192,086
Tsingtao Brewery Co. Ltd., Class H	13,566	77,417
Vnet Group, Inc. ADR(1)(2)	14,100	23,970
Wanhua Chemical Group Co. Ltd., Class A	8,165	79,565
Want Want China Holdings Ltd.	162,920	89,672
Weichai Power Co. Ltd., Class H	102,742	181,387
Weimob, Inc.(1)(2)(4)	219,000	48,791
WH Group Ltd.(4)	248,121	146,390
Wuliangye Yibin Co. Ltd., Class A	15,200	268,306
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	236,838
Xiaomi Corp., Class B(1)(4)	140,000	220,574
Xinyi Solar Holdings Ltd.	170,000	78,054
Yangzijiang Financial Holding Ltd.	326,900	76,470
Yangzijiang Shipbuilding Holdings Ltd.	200,300	250,058
Yankuang Energy Group Co. Ltd., Class H	177,000	363,643
Yuan Longping High-tech Agriculture Co. Ltd., Class A(1)	65,900	115,107
Yuexiu Property Co. Ltd.	128,000	80,154
Yunnan Baiyao Group Co. Ltd., Class A	29,680	192,421
Zhaojin Mining Industry Co. Ltd., Class H	77,500	72,243
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	150,279
Zhejiang Expressway Co. Ltd., Class H	116,000	86,172
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	66,489
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	80,519
Zijin Mining Group Co. Ltd., Class H	190,000	281,934
ZTE Corp., Class H	155,303	269,881
ZTO Express Cayman, Inc. ADR	6,900	112,884
		$ 26,135,693
Colombia — 0.6%
Bancolombia SA	13,473	$ 113,348
Bancolombia SA ADR, PFC Shares	5,355	168,468
Cementos Argos SA	56,456	92,789
Ecopetrol SA	794,069	476,159
Geopark Ltd.(2)	6,700	58,893
Grupo de Inversiones Suramericana SA	5,521	46,080
Interconexion Electrica SA ESP	42,753	185,111
		$ 1,140,848
Croatia — 0.7%
Adris Grupa DD, PFC Shares	1,293	$ 82,703
Ericsson Nikola Tesla DD	432	97,879
Hrvatski Telekom DD	11,170	336,575
Security	Shares	Value
Croatia (continued)
Koncar-Elektroindustrija DD	631	$ 143,324
Podravka Prehrambena Ind DD	1,328	243,285
Valamar Riviera DD	46,918	240,026
Zagrebacka Banka DD	4,751	88,781
		$ 1,232,573
Czech Republic — 0.6%
CEZ AS	18,877	$ 715,100
Komercni Banka AS	7,268	238,446
Philip Morris CR AS	119	82,817
		$ 1,036,363
Egypt — 0.5%
Cleopatra Hospital(1)(3)	330,000	$ 21,545
Commercial International Bank - Egypt (CIB)(3)	171,033	206,643
Eastern Co. SAE(3)	199,265	90,893
EFG Holding SAE(1)(3)	79,120	19,643
E-Finance for Digital & Financial Investments(3)	106,000	25,642
Egypt Kuwait Holding Co. SAE	107,500	85,012
ElSewedy Electric Co.(3)	125,156	55,277
Fawry for Banking & Payment Technology Services SAE(1)(3)	382,000	27,264
Juhayna Food Industries(3)	143,563	32,665
Oriental Weavers(3)	271,447	89,421
Talaat Moustafa Group(3)	316,254	143,323
Telecom Egypt Co.(3)	67,509	33,808
		$ 831,136
Estonia — 0.5%
Tallink Grupp AS(1)	813,748	$ 598,637
Tallinna Kaubamaja Grupp AS	31,842	344,803
		$ 943,440
Ghana — 0.2%
GCB Bank PLC(1)	830,933	$ 229,139
Standard Chartered Bank Ghana Ltd.(1)	90,500	128,480
		$ 357,619
Greece — 1.3%
Aegean Airlines SA(1)	3,992	$ 52,919
Alpha Services & Holdings SA(1)	58,420	104,038
Eurobank Ergasias Services and Holdings SA, Class A(1)	72,622	139,976
GEK Terna Holding Real Estate Construction SA	4,483	67,468
Hellenic Telecommunications Organization SA	21,951	304,787
JUMBO SA	9,006	253,426
Motor Oil Hellas Corinth Refineries SA	8,687	237,990
Mytilineos SA	5,537	227,346

10
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Greece (continued)
National Bank of Greece SA(1)	31,588	$ 240,166
OPAP SA	15,444	267,091
Public Power Corp. SA(1)	10,354	137,008
Sarantis SA	6,450	61,175
Terna Energy SA	4,568	74,136
Titan Cement International SA	6,024	155,123
Tsakos Energy Navigation Ltd.	3,420	84,029
		$ 2,406,678
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$ 94,780
MOL Hungarian Oil & Gas PLC	38,176	312,521
OTP Bank Nyrt	7,428	344,182
Richter Gedeon Nyrt	15,901	429,014
		$ 1,180,497
Iceland — 0.6%
Arion Banki Hf.(4)	94,500	$ 105,748
Brim Hf.	190,700	116,108
Eik fasteignafelag Hf.(1)	387,000	35,650
Eimskipafelag Islands Hf.	8,816	29,669
Festi Hf.	99,900	147,563
Hagar Hf.	135,000	81,650
Icelandair Group Hf.(1)	2,300,000	24,784
Islandsbanki Hf.	57,500	48,656
Kvika banki Hf.	300,000	37,893
Marel Hf.	51,000	187,495
Reginn Hf.(1)	336,000	65,946
Reitir fasteignafelag Hf.	133,900	88,594
Sildarvinnslan Hf.	124,800	94,033
Siminn Hf.	678,565	52,941
Syn Hf.	84,000	29,343
		$ 1,146,073
India — 8.4%
ACC Ltd.	1,578	$ 48,339
Adani Energy Solutions Ltd.(1)	3,600	46,653
Adani Enterprises Ltd.	4,154	157,015
Adani Ports and Special Economic Zone Ltd.	11,419	165,778
Adani Total Gas Ltd.	4,200	51,595
Apollo Hospitals Enterprise Ltd.	2,292	174,410
Ashok Leyland Ltd.	43,400	91,930
Asian Paints Ltd.	3,500	124,584
Aurobindo Pharma Ltd.	7,224	100,268
Avenue Supermarts Ltd.(1)(4)	3,000	137,702
Axis Bank Ltd.	5,372	69,053
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	1,134	$ 104,834
Bajaj Finance Ltd.	1,332	110,300
Bajaj Finserv Ltd.	3,629	70,915
Bharat Petroleum Corp. Ltd.	16,891	102,357
Bharti Airtel Ltd.	59,721	843,211
Biocon Ltd.	20,599	66,592
Britannia Industries Ltd.	1,200	74,690
Cipla Ltd.	17,893	291,231
Coal India Ltd.	25,404	124,341
Container Corp. of India Ltd.	9,400	100,054
Crompton Greaves Consumer Electricals Ltd.	19,469	71,096
Cummins India Ltd.	2,531	69,446
Divi's Laboratories Ltd.	3,350	147,579
DLF Ltd.	20,247	194,090
Dr Reddy's Laboratories Ltd.	3,717	273,063
Eicher Motors Ltd.	1,260	58,353
Embassy Office Parks REIT	14,200	61,744
GAIL India Ltd.	156,208	325,224
Godrej Consumer Products Ltd.	6,175	86,429
Godrej Properties Ltd.(1)	7,400	210,742
Grasim Industries Ltd.	4,143	107,768
Gujarat State Petronet Ltd.	19,482	86,074
Havells India Ltd.	5,343	83,379
HCL Technologies Ltd.	18,017	340,577
HDFC Bank Ltd.	10,704	188,252
Hero MotoCorp Ltd.	3,443	191,612
Hindalco Industries Ltd.	11,944	83,199
Hindustan Aeronautics Ltd.(5)	5,400	196,037
Hindustan Unilever Ltd.	11,071	330,167
ICICI Bank Ltd.	18,720	231,072
Indian Hotels Co. Ltd.	18,900	111,869
Indian Oil Corp. Ltd.	73,810	130,975
Indus Towers Ltd.(1)	52,044	139,650
Info Edge India Ltd.	2,500	151,572
Infosys Ltd.	53,369	1,061,314
Ipca Laboratories Ltd.	6,080	81,947
ITC Ltd.	34,786	185,009
Jio Financial Services Ltd.(1)	38,074	113,792
JSW Steel Ltd.	14,970	146,922
Kotak Mahindra Bank Ltd.	3,824	84,105
Larsen & Toubro Ltd.	4,500	188,407
Lupin Ltd.	10,226	184,625
Mahindra & Mahindra Ltd.	8,776	175,066
Maruti Suzuki India Ltd.	1,314	160,755
Max Healthcare Institute Ltd.	24,925	236,560
Nestle India Ltd.	5,590	168,687

11
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
India (continued)
NTPC Ltd.	93,326	$ 357,594
Oil & Natural Gas Corp. Ltd.	63,509	193,611
Pidilite Industries Ltd.	4,300	131,109
Power Grid Corp. of India Ltd.	61,021	191,031
Reliance Industries Ltd.	31,674	1,086,968
Siemens Ltd.	2,441	121,744
SRF Ltd.	3,200	89,303
Sun Pharmaceutical Industries Ltd.	27,576	469,959
Sun TV Network Ltd.	7,988	63,325
Tata Consultancy Services Ltd.	14,841	679,529
Tata Consumer Products Ltd.	7,384	99,526
Tata Motors Ltd.	22,152	235,920
Tata Power Co. Ltd.	53,099	248,995
Tata Steel Ltd.	67,800	111,023
Tech Mahindra Ltd.	14,661	234,235
Titan Co. Ltd.	4,132	183,860
Torrent Pharmaceuticals Ltd.	2,968	89,696
Tube Investments of India Ltd.	2,406	113,148
UltraTech Cement Ltd.	1,522	185,689
UPL Ltd.	7,038	45,590
Vedanta Ltd.	20,367	67,576
Vodafone Idea Ltd.(1)	388,069	66,654
Voltas Ltd.	6,353	83,282
Wipro Ltd.	21,949	125,234
WNS Holdings Ltd. ADR(1)	800	55,480
Zee Entertainment Enterprises Ltd.(1)	44,401	93,016
Zydus Lifesciences Ltd.	11,997	109,820
		$ 15,245,927
Indonesia — 2.3%
Ace Hardware Indonesia Tbk. PT	1,088,200	$ 58,584
Adaro Energy Indonesia Tbk. PT	1,211,600	183,711
AKR Corporindo Tbk. PT	1,258,400	129,131
Aneka Tambang Tbk. PT	939,800	92,207
Astra International Tbk. PT	1,419,500	459,975
Bank Central Asia Tbk. PT	357,600	216,358
Bank Mandiri Persero Tbk. PT	317,400	133,630
Bank Negara Indonesia Persero Tbk. PT	226,000	82,222
Bank Rakyat Indonesia Persero Tbk. PT	505,368	182,051
Bukit Asam Tbk. PT	433,000	71,659
Bumi Serpong Damai Tbk. PT(1)	1,396,900	91,644
Charoen Pokphand Indonesia Tbk. PT	346,400	98,316
Erajaya Swasembada Tbk. PT	4,907,500	127,292
Gudang Garam Tbk. PT	57,100	71,219
Indocement Tunggal Prakarsa Tbk. PT	241,800	138,071
Indofood Sukses Makmur Tbk. PT	271,700	109,783
Security	Shares	Value
Indonesia (continued)
Jasa Marga Persero Tbk. PT	307,000	$ 97,182
Kalbe Farma Tbk. PT	2,457,000	235,143
Lippo Karawaci Tbk. PT(1)	10,490,680	53,167
Medco Energi Internasional Tbk. PT	1,299,520	100,208
Mitra Adiperkasa Tbk. PT	1,163,700	144,134
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	202,256
Perusahaan Gas Negara Tbk. PT	1,365,300	100,652
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	63,824
Semen Indonesia Persero Tbk. PT	320,600	125,912
Telkom Indonesia Persero Tbk. PT	1,606,600	402,978
Unilever Indonesia Tbk. PT	309,900	60,841
United Tractors Tbk. PT	130,583	189,686
Vale Indonesia Tbk. PT	199,900	49,020
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
Wijaya Karya Persero Tbk. PT(1)(3)	982,300	11,952
XL Axiata Tbk. PT	485,100	71,253
		$ 4,154,061
Jordan — 0.6%
Arab Bank PLC	46,584	$ 304,229
Arab Potash	7,642	279,163
Bank of Jordan	24,010	77,152
International General Insurance Holdings Ltd.	4,200	56,532
Jordan Islamic Bank	13,918	82,044
Jordan Petroleum Refinery Co.	23,035	164,986
Jordan Telecommunications Co. PSC	14,640	55,491
Jordanian Electric Power Co.	18,089	49,725
		$ 1,069,322
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	1,000	$ 82,130
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	231,466
Kaspi.KZ JSC ADR	2,740	252,080
KCell JSC GDR(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	562,950
		$ 1,128,626
Kenya — 0.4%
British American Tobacco Kenya PLC	16,600	$ 43,972
East African Breweries PLC	169,580	115,869
Equity Group Holdings PLC	580,700	136,820
KCB Group PLC	526,920	67,033
Safaricom PLC	4,038,272	342,210
		$ 705,904

12
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Kuwait — 1.3%
Agility Public Warehousing Co. KSC(1)	155,083	$ 291,818
Boubyan Bank KSCP	28,105	56,017
Boubyan Petrochemicals Co. KSCP	2,441	4,721
Burgan Bank SAK	76,981	47,981
Gulf Bank KSCP	122,344	115,151
Kuwait Finance House KSCP	199,218	499,341
Mabanee Co. KPSC	133,238	333,631
Mobile Telecommunications Co. KSCP	213,804	365,409
National Bank of Kuwait SAKP	146,577	466,705
National Industries Group Holding SAK	253,374	196,363
		$ 2,377,137
Lithuania — 0.4%
Apranga PVA	65,809	$ 202,059
Rokiskio Suris	91,153	285,530
SC KN Energies(1)	205,439	48,782
Siauliu Bankas AB	277,296	213,584
		$ 749,955
Malaysia — 2.6%
Agmo Holdings Bhd.(1)	11,321	$ 1,228
Axiata Group Bhd.	157,050	90,486
CelcomDigi Bhd	79,844	71,530
CIMB Group Holdings Bhd.	90,800	119,597
Dialog Group Bhd.	363,831	140,707
Gamuda Bhd.	81,500	86,968
Genting Bhd.	165,500	164,873
Genting Malaysia Bhd.	265,500	151,278
Globetronics Technology Bhd.	582,200	182,918
Hartalega Holdings Bhd.(1)	212,408	122,935
Hong Leong Bank Bhd.	15,800	64,123
IGB Real Estate Investment Trust	192,600	71,574
IHH Healthcare Bhd.	476,500	614,780
IJM Corp. Bhd.	173,880	82,102
Inari Amertron Bhd.	321,600	215,289
IOI Properties Group Bhd.	266,058	121,404
KLCCP Stapled Group	42,600	66,342
Kossan Rubber Industries Bhd.	210,000	90,921
Kuala Lumpur Kepong Bhd.	14,600	68,468
Magnum Bhd.	192,167	44,702
Malayan Banking Bhd.	64,187	125,550
Malaysia Airports Holdings Bhd.	50,000	81,305
Maxis Bhd.	70,100	56,269
MISC Bhd.	43,400	67,367
My EG Services Bhd.	1,000,100	164,568
Nestle Malaysia Bhd.	2,600	65,653
Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd.	66,900	$ 95,621
Petronas Dagangan Bhd.	56,900	256,481
Petronas Gas Bhd.	19,600	73,467
Press Metal Aluminium Holdings Bhd.	79,740	79,807
Public Bank Bhd.	95,290	88,335
Silverlake Axis Ltd.	627,992	121,537
Sime Darby Plantation Bhd.	81,539	76,038
Sports Toto Bhd.	282,081	88,792
Supermax Corp. Bhd.	220,554	43,549
Telekom Malaysia Bhd.	62,300	77,861
Tenaga Nasional Bhd.	30,638	69,416
Top Glove Corp. Bhd.(1)	696,800	136,801
VS Industry Bhd.	999,400	152,059
YTL Corp. Bhd.	404,791	199,568
		$ 4,692,269
Mauritius — 0.6%
Alteo Ltd.	245,799	$ 54,329
CIEL Ltd.	1,094,295	171,443
Lighthouse Properties PLC(2)	23,262	9,330
MCB Group Ltd.	36,102	261,731
MIWA Sugar Ltd.	245,799	83,832
Phoenix Beverages Ltd.	10,244	113,174
Rogers & Co. Ltd.	188,149	131,427
SBM Holdings Ltd.	974,963	98,330
Sun Ltd., Class A	58,200	48,812
United Basalt Products(1)	21,996	47,692
		$ 1,020,100
Mexico — 4.7%
Alfa SAB de CV, Series A	175,472	$ 137,225
Alsea SAB de CV(1)	58,800	230,704
America Movil SAB de CV, Series B	1,395,405	1,259,079
Arca Continental SAB de CV	9,480	107,779
Bolsa Mexicana de Valores SAB de CV	46,975	95,470
Cemex SAB de CV, Series CPO(1)(2)	663,339	549,972
Coca-Cola Femsa SAB de CV	15,795	150,117
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	370,099
El Puerto de Liverpool SAB de CV, Class C1(2)	21,180	148,567
FIBRA Macquarie Mexico(4)	105,000	200,953
Fibra Uno Administracion SA de CV	263,790	447,990
Fomento Economico Mexicano SAB de CV, Series UBD	42,256	572,211
Genomma Lab Internacional SAB de CV, Class B	76,500	62,626
Gruma SAB de CV, Class B(2)	5,355	100,184
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	194,678
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	23,687	368,830

13
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,230	$ 268,666
Grupo Bimbo SAB de CV, Series A(2)	31,645	143,889
Grupo Carso SAB de CV, Series A1(2)	28,800	269,703
Grupo Elektra SAB de CV(2)	2,213	148,365
Grupo Financiero Banorte SAB de CV, Class O	36,700	373,173
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	246,248
Grupo Mexico SAB de CV, Series B	117,779	607,115
Grupo Televisa SAB ADR	35,500	106,855
Industrias Penoles SAB de CV(1)(2)	9,580	125,821
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	107,625
Orbia Advance Corp. SAB de CV	49,699	98,927
Promotora y Operadora de Infraestructura SAB de CV	12,415	122,192
Ternium SA ADR	3,000	115,980
TF Administradora Industrial S de Real de CV	127,200	274,184
Vista Energy SAB de CV ADR(1)	5,600	183,456
Wal-Mart de Mexico SAB de CV, Series V	100,580	415,433
		$ 8,604,116
Morocco — 0.6%
Attijariwafa Bank	2,768	$ 134,312
Bank of Africa	3,016	58,108
Banque Centrale Populaire	2,948	84,038
Co Sucrerie Marocaine et de Raffinage	5,010	93,518
Itissalat Al-Maghrib	23,401	221,097
Label Vie	228	96,362
LafargeHolcim Maroc SA	940	182,929
Societe d'Exploitation des Ports	4,496	123,664
TAQA Morocco SA	415	49,539
TotalEnergies Marketing Maroc SA	466	62,973
		$ 1,106,540
Nigeria — 1.0%
Access Holdings PLC(3)	5,060,193	$ 74,950
Dangote Cement PLC(3)	911,519	454,168
FBN Holdings PLC(3)	4,155,197	59,017
Flour Mills of Nigeria PLC(3)	3,215,556	81,818
Guaranty Trust Holding Co. PLC(3)	2,843,125	68,814
Lafarge Africa PLC(3)	3,378,540	79,495
MTN Nigeria Communications PLC(3)	1,163,700	213,460
Nestle Nigeria PLC(3)	141,303	101,594
Nigerian Breweries PLC(3)	3,213,425	77,345
SEPLAT Energy PLC(4)	108,000	199,403
Stanbic IBTC Holdings PLC(3)	865,038	34,885
Transnational Corp. of Nigeria PLC(3)	27,000,342	232,184
Security	Shares	Value
Nigeria (continued)
United Bank for Africa PLC(3)	5,844,352	$ 93,456
Zenith Bank PLC(3)	2,761,959	63,326
		$ 1,833,915
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 232,766
National Bank of Oman SAOG	149,081	102,881
Oman Cement Co. SAOG	72,148	57,924
Oman Flour Mills Co. SAOG	40,801	52,253
Oman Telecommunications Co. SAOG	83,628	234,329
Omani Qatari Telecommunications Co. SAOG	140,637	111,711
Ominvest	57,161	66,739
Renaissance Services SAOG	46,857	50,389
Sembcorp Salalah Power & Water Co.	410,180	97,048
Sohar International Bank SAOG	251,068	72,348
		$ 1,078,388
Pakistan — 0.6%
Engro Corp. Ltd.	42,010	$ 47,800
Fauji Fertilizer Co. Ltd.	101,890	41,148
Habib Bank Ltd.	80,318	31,916
Hub Power Co. Ltd.	237,341	96,686
IBEX Holdings Ltd.(1)	3,200	57,664
Lucky Cement Ltd.	20,831	54,879
Mari Petroleum Co. Ltd.	10,863	87,461
MCB Bank Ltd.	61,976	39,760
Millat Tractors Ltd.	24,000	44,889
Nishat Mills Ltd.	110,771	29,929
Oil & Gas Development Co. Ltd.	216,000	104,470
Pakistan Oilfields Ltd.	43,734	68,278
Pakistan Petroleum Ltd.	205,071	83,746
Pakistan State Oil Co. Ltd.	94,345	55,212
Searle Co. Ltd.(1)	96,770	16,826
Systems Ltd.	85,000	119,763
United Bank Ltd.	77,168	50,478
		$ 1,030,905
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,900	$ 189,995
Copa Holdings SA, Class A	2,134	204,992
		$ 394,987
Peru — 1.2%
Alicorp SAA	39,037	$ 66,679
Cia de Minas Buenaventura SAA ADR	34,350	521,089
Credicorp Ltd.	4,300	638,249

14
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Peru (continued)
Ferreycorp SAA	125,476	$ 92,325
Southern Copper Corp.	10,176	835,450
		$ 2,153,792
Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	108,400	$ 93,312
Aboitiz Power Corp.	318,600	215,009
ACEN Corp.	33,513	2,526
Ayala Corp.	14,895	179,472
Ayala Land, Inc.	269,131	162,637
Ayala Land, Inc. GDR, PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	95,474	187,088
BDO Unibank, Inc.	65,992	169,882
Bloomberry Resorts Corp.(1)	570,800	113,493
Converge Information and Communications Technology Solutions, Inc.(1)	241,400	39,721
D&L Industries, Inc.	493,300	55,803
Emperador, Inc.	380,500	138,881
First Gen Corp.	319,822	103,518
Globe Telecom, Inc.	6,161	190,215
GT Capital Holdings, Inc.	8,000	94,630
International Container Terminal Services, Inc.	62,100	268,521
JG Summit Holdings, Inc.	178,958	121,767
Jollibee Foods Corp.	62,926	283,904
Manila Electric Co.	30,200	194,325
Manila Water Co., Inc.	415,800	132,985
Megaworld Corp.	1,361,400	47,333
Metropolitan Bank & Trust Co.	64,332	65,164
PLDT, Inc.	13,440	303,933
Puregold Price Club, Inc.	337,403	166,529
San Miguel Corp.	38,970	74,775
Semirara Mining & Power Corp.	158,920	87,395
SM Investments Corp.	18,871	301,270
SM Prime Holdings, Inc.	671,029	408,186
Universal Robina Corp.	149,955	297,400
Wilcon Depot, Inc.	244,700	95,272
		$ 4,594,946
Poland — 2.4%
Allegro.eu SA(1)(4)	33,900	$ 255,914
Asseco Poland SA	7,876	143,472
Bank Polska Kasa Opieki SA	5,843	224,757
Budimex SA	2,710	463,638
CD Projekt SA	7,200	187,940
Cyfrowy Polsat SA(1)	41,244	111,646
Eurocash SA	100,652	381,097
Security	Shares	Value
Poland (continued)
Grupa Azoty SA(1)	9,267	$ 55,296
Grupa Kety SA	575	97,798
KGHM Polska Miedz SA	9,958	277,436
LPP SA	83	322,595
mBank SA(1)	735	97,699
Neuca SA	262	57,609
Orange Polska SA	75,376	161,000
ORLEN SA	41,032	639,789
PGE Polska Grupa Energetyczna SA(1)	51,434	108,307
Powszechna Kasa Oszczednosci Bank Polski SA	24,715	313,585
Powszechny Zaklad Ubezpieczen SA	23,135	278,549
Santander Bank Polska SA	762	92,292
Tauron Polska Energia SA(1)	129,348	118,239
		$ 4,388,658
Qatar — 1.2%
Aamal Co.	230,000	$ 54,556
Al Meera Consumer Goods Co. QSC	26,954	95,448
Barwa Real Estate Co.	143,634	113,416
Commercial Bank PSQC	49,707	71,515
Gulf International Services QSC	201,811	155,773
Industries Qatar QSC	98,345	322,997
Masraf Al Rayan QSC	147,361	94,927
Medicare Group	45,960	60,949
Ooredoo QPSC	39,870	116,894
Qatar Aluminum Manufacturing Co.	204,257	71,606
Qatar Electricity & Water Co. QSC	44,621	211,942
Qatar Gas Transport Co. Ltd.	228,433	217,349
Qatar Islamic Bank SAQ	27,137	144,956
Qatar National Bank QPSC	68,885	292,638
United Development Co. QSC	156,214	44,468
Vodafone Qatar QSC	215,393	112,074
		$ 2,181,508
Romania — 0.6%
Banca Transilvania SA	40,135	$ 216,946
BRD-Groupe Societe Generale SA	27,477	104,394
MED Life SA(1)	112,800	98,115
OMV Petrom SA	2,909,697	366,205
Societatea Nationala de Gaze Naturale ROMGAZ SA	22,046	245,352
Societatea Nationala Nuclearelectrica SA	9,700	103,678
		$ 1,134,690
Russia (6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(3)	177,900	0

15
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Russia (continued)
Detsky Mir PJSC(1)(3)(4)	105,940	$ 0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
Globaltrans Investment PLC GDR(1)(3)(5)	40,040	0
Inter RAO UES PJSC(3)	6,829,770	0
Magnit PJSC(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC(3)	3,387	0
MMC Norilsk Nickel PJSC ADR(1)(3)(7)	3,095	0
MMC Norilsk Nickel PJSC ADR(1)(3)(7)	5	0
Mobile TeleSystems PJSC(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(3)	47,890	0
Novatek PJSC(3)	23,410	0
OGK-2 PJSC(3)	12,211,000	0
PhosAgro PJSC(3)	2,547	0
PhosAgro PJSC GDR(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK Group PJSC(1)(3)	20,850	0
Rostelecom PJSC(3)	107,057	0
RusHydro PJSC(3)	16,550,080	0
Sberbank of Russia PJSC(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(3)	453,878	0
Surgutneftegas PJSC, PFC Shares(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
Yandex NV, Class A(1)(3)	26,400	0
		$ 0
Saudi Arabia — 4.7%
Abdullah Al Othaim Markets Co.	23,030	$ 84,210
Advanced Petrochemical Co.	4,088	41,463
Al Hammadi Holding	8,581	139,974
Al Rajhi Bank	13,800	308,056
Alandalus Property Co.	10,258	63,301
Aldrees Petroleum and Transport Services Co.	1,772	76,262
Almarai Co. JSC	15,297	232,853
Arabian Centres Co. Ltd.	26,197	141,783
Arriyadh Development Co.	9,090	53,034
Astra Industrial Group	3,516	120,874
Banque Saudi Fransi	11,191	119,019
Catrion Catering Holding Co.	3,323	102,051
Dallah Healthcare Co.	3,734	164,417
Dar Al Arkan Real Estate Development Co.(1)	39,620	136,934
Dr Sulaiman Al Habib Medical Services Group Co.	8,770	677,940
Elm Co.	1,050	252,046
Emaar Economic City(1)	31,068	65,796
Security	Shares	Value
Saudi Arabia (continued)
Etihad Etisalat Co.	18,320	$ 254,613
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	74,944
Herfy Food Services Co.	4,801	41,353
Jarir Marketing Co.	70,160	284,871
Leejam Sports Co. JSC	1,692	87,114
Maharah Human Resources Co.	3,708	68,390
Mobile Telecommunications Co. Saudi Arabia	27,145	96,557
Mouwasat Medical Services Co.	12,078	381,702
National Gas & Industrialization Co.	7,147	129,758
National Medical Care Co.	1,900	95,930
Riyad Bank	16,422	123,942
SABIC Agri-Nutrients Co.	2,468	84,148
Sahara International Petrochemical Co.	6,353	53,194
Saudi Arabian Mining Co.(1)	12,078	149,049
Saudi Arabian Oil Co.(4)	103,252	841,100
Saudi Awwal Bank	4,956	47,346
Saudi Basic Industries Corp.	9,127	189,199
Saudi Ceramic Co.	8,453	58,866
Saudi Chemical Co. Holding	71,250	87,816
Saudi Electricity Co.	97,768	493,330
Saudi Ground Services Co.(1)	9,867	109,465
Saudi Industrial Investment Group	10,164	54,923
Saudi Kayan Petrochemical Co.(1)	11,609	28,358
Saudi National Bank	20,920	225,926
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	88,531
Saudi Public Transport Co.(1)	16,000	85,953
Saudi Telecom Co.	52,115	567,095
Saudia Dairy & Foodstuff Co.	1,526	146,440
Savola Group	26,583	318,423
Seera Group Holding(1)	22,676	178,812
United Electronics Co.	6,923	164,324
United International Transportation Co.	3,246	71,741
Yanbu National Petrochemical Co.	5,300	54,208
		$ 8,517,434
Slovenia — 0.7%
Cinkarna Celje DD(1)	1,370	$ 34,895
Krka dd Novo mesto	6,434	804,729
Luka Koper	1,400	51,719
Petrol DD Ljubljana	3,820	101,164
Pozavarovalnica Sava DD	3,525	105,531
Telekom Slovenije DD	659	45,880
Zavarovalnica Triglav DD	1,406	53,715
		$ 1,197,633

16
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
South Africa — 4.8%
Anglo American Platinum Ltd.	1,244	$ 52,666
Anglogold Ashanti PLC	9,504	170,075
Aspen Pharmacare Holdings Ltd.	54,491	563,253
AVI Ltd.	13,138	58,313
Barloworld Ltd.	41,807	166,827
Bid Corp. Ltd.	13,100	317,055
Bidvest Group Ltd.	48,342	635,746
Capitec Bank Holdings Ltd.	1,232	131,217
Clicks Group Ltd.	13,500	217,001
DataTec Ltd.	72,300	158,242
Discovery Ltd.	12,290	90,858
Equites Property Fund Ltd.(2)	104,000	79,751
Exxaro Resources Ltd.	51,110	509,190
FirstRand Ltd.	77,535	280,810
Fortress Real Estate Investments Ltd.(1)	175,418	144,018
Foschini Group Ltd.	12,308	74,523
Gold Fields Ltd.	15,697	231,613
Growthpoint Properties Ltd.	255,900	162,111
Harmony Gold Mining Co. Ltd.	18,553	115,970
Hyprop Investments Ltd.(2)	31,700	54,122
Impala Platinum Holdings Ltd.	18,462	71,663
Kumba Iron Ore Ltd.	2,760	81,196
Life Healthcare Group Holdings Ltd.	258,186	255,179
Mr Price Group Ltd.	12,155	111,133
MTN Group Ltd.	85,400	434,399
MultiChoice Group(1)	20,757	82,975
Naspers Ltd., Class N	6,607	1,108,152
NEPI Rockcastle NV	38,480	258,903
Netcare Ltd.	149,337	113,515
Pick n Pay Stores Ltd.(2)	14,362	17,943
Redefine Properties Ltd.	579,291	128,497
Resilient REIT Ltd.	48,463	122,019
Reunert Ltd.	55,746	178,939
Sanlam Ltd.	28,912	110,350
Sasol Ltd.	10,993	95,482
Shoprite Holdings Ltd.	21,115	306,011
Sibanye Stillwater Ltd.	48,312	58,223
SPAR Group Ltd.(1)(2)	14,831	88,934
Standard Bank Group Ltd.	16,101	171,405
Telkom SA SOC Ltd.(1)	33,018	49,674
Thungela Resources Ltd.	2,700	17,283
Tiger Brands Ltd.	10,940	122,860
Vodacom Group Ltd.(2)	50,500	251,423
Wilson Bayly Holmes-Ovcon Ltd.(1)	19,623	136,597
Security	Shares	Value
South Africa (continued)
Woolworths Holdings Ltd.	46,024	$ 170,725
Zeda Ltd.(1)	41,807	28,398
		$ 8,785,239
South Korea — 4.2%
Alteogen, Inc.(1)	757	$ 43,705
Amorepacific Corp.(1)	852	75,155
AMOREPACIFIC Group(1)	2,180	40,059
Celltrion Pharm, Inc.(1)	1,417	107,946
Celltrion, Inc.	4,920	660,218
CJ CheilJedang Corp.	423	92,371
CJ Logistics Corp.(1)	566	57,601
Coway Co. Ltd.(1)	2,548	105,690
Daewoo Industrial Development Co. Ltd.(1)	3,657	0
DL E&C Co. Ltd.(1)	1,924	59,844
E-MART, Inc.(1)	1,232	71,685
GS Holdings Corp.	1,569	54,412
Hankook Tire and Technology Co. Ltd.(1)	1,479	56,607
Hanmi Pharm Co. Ltd.	352	85,401
Hanwha Solutions Corp.(1)	3,687	91,595
HD Hyundai Co. Ltd.	1,210	64,493
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	993	84,253
Hugel, Inc.(1)	653	74,180
Hyundai Department Store Co. Ltd.(1)	1,615	64,943
Hyundai Engineering & Construction Co. Ltd.(1)	2,645	68,455
Hyundai Glovis Co. Ltd.(1)	758	99,255
Hyundai Mobis Co. Ltd.	792	124,149
Hyundai Motor Co.	1,500	218,175
Hyundai Steel Co.(1)	3,449	86,368
Kakao Corp.(1)	5,676	221,964
Kangwon Land, Inc.(1)	5,706	64,019
KB Financial Group, Inc.	3,231	137,116
Kia Corp.(1)	3,041	233,582
Korea Electric Power Corp.	4,640	68,806
Korea Zinc Co. Ltd.	283	100,256
KT&G Corp.	3,552	241,231
Kumho Petrochemical Co. Ltd.(1)	743	69,283
LG Chem Ltd.	652	211,434
LG Corp.(1)	1,914	117,526
LG Electronics, Inc.	909	63,361
LG H&H Co. Ltd.	241	54,623
LG Uplus Corp.	7,151	54,750
Medytox, Inc.	351	50,394
Mezzion Pharma Co. Ltd.(1)	1,597	40,769
NAVER Corp.	1,991	296,902
NCSoft Corp.(1)	372	54,903

17
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Orion Corp. of Republic of Korea	1,268	$ 87,701
POSCO Holdings, Inc.	619	196,396
S-1 Corp.	1,533	65,476
Samsung Biologics Co. Ltd.(1)(4)	429	270,044
Samsung C&T Corp.	554	57,231
Samsung Electro-Mechanics Co. Ltd.	443	46,072
Samsung Electronics Co. Ltd.	26,005	1,413,029
Samsung SDI Co. Ltd.	523	145,145
Samsung SDS Co. Ltd.	570	64,821
Shinhan Financial Group Co. Ltd.	1,769	54,202
SK Hynix, Inc.	3,240	324,456
SK Innovation Co. Ltd.(1)	1,810	157,730
SK, Inc.	563	77,175
S-Oil Corp.	2,051	104,273
Yuhan Corp.(1)	2,343	103,559
Zyle Motors Corp.(1)(3)	5,113	0
		$ 7,734,789
Sri Lanka — 0.6%
Aitken Spence PLC	109,000	$ 39,629
Ceylon Tobacco Co. PLC	38,480	122,821
Chevron Lubricants Lanka PLC	343,215	102,674
Commercial Bank of Ceylon PLC(1)	382,531	105,519
Dialog Axiata PLC(1)	1,107,719	31,583
Expolanka Holdings PLC	185,620	76,936
Hatton National Bank PLC(1)	121,130	59,615
John Keells Holdings PLC	325,487	184,967
Lanka IOC PLC	179,858	58,355
Melstacorp PLC	696,058	178,487
Sampath Bank PLC	293,638	63,247
Teejay Lanka PLC	460,029	52,411
		$ 1,076,244
Taiwan — 7.4%
Accton Technology Corp.	3,000	$ 50,468
Acer, Inc.	119,519	175,525
Advantech Co. Ltd.	9,565	103,103
Airtac International Group	4,178	125,214
ASE Technology Holding Co. Ltd.	23,561	101,873
Asia Cement Corp.	51,000	64,674
Asustek Computer, Inc.	7,325	104,010
AUO Corp.	150,269	87,817
Catcher Technology Co. Ltd.	12,183	75,702
Cathay Financial Holding Co. Ltd.	71,295	100,257
Center Laboratories, Inc.	133,088	193,824
Chailease Holding Co. Ltd.	12,852	71,143
Security	Shares	Value
Taiwan (continued)
Cheng Shin Rubber Industry Co. Ltd.	110,672	$ 160,468
China Airlines Ltd.	124,000	80,542
China Motor Corp.	14,926	54,459
China Steel Corp.	223,734	179,285
Chong Hong Construction Co. Ltd.	15,000	36,355
Chunghwa Telecom Co. Ltd.	139,746	529,765
CTBC Financial Holding Co. Ltd.	134,275	121,816
Delta Electronics, Inc.	12,151	108,734
Eclat Textile Co. Ltd.	7,159	124,948
Eva Airways Corp.	81,861	82,515
Evergreen International Storage & Transport Corp.	93,000	98,909
Evergreen Marine Corp. Taiwan Ltd.	34,576	165,846
Far Eastern Department Stores Ltd.	70,990	56,368
Far Eastern New Century Corp.	139,695	137,829
Far EasTone Telecommunications Co. Ltd.	73,084	187,594
Feng Hsin Steel Co. Ltd.	32,260	69,934
Feng TAY Enterprise Co. Ltd.	20,160	103,945
Formosa Chemicals & Fibre Corp.	108,014	195,005
Formosa Petrochemical Corp.	79,320	188,382
Formosa Plastics Corp.	85,183	195,754
Formosa Taffeta Co. Ltd.	98,149	75,517
Fubon Financial Holding Co. Ltd.	64,739	133,074
Giant Manufacturing Co. Ltd.	18,868	107,395
Great Wall Enterprise Co. Ltd.	56,455	104,017
Highwealth Construction Corp.	62,928	79,589
Hiwin Technologies Corp.	17,069	119,809
Hon Hai Precision Industry Co. Ltd.	75,443	246,791
Hotai Motor Co. Ltd.	12,240	247,958
Huaku Development Co. Ltd.	13,000	39,499
Innolux Corp.	208,059	108,207
International Games System Co. Ltd.	8,000	211,645
Inventec Corp.	89,966	158,009
Largan Precision Co. Ltd.	795	63,031
Lien Hwa Industrial Holdings Corp.	82,015	169,887
Lite-On Technology Corp.	34,000	117,746
Makalot Industrial Co. Ltd.	13,000	149,126
MediaTek, Inc.	10,462	322,832
Medigen Vaccine Biologics Corp.(1)	20,759	39,871
Mega Financial Holding Co. Ltd.	117,392	141,014
Merida Industry Co. Ltd.	17,657	96,702
momo.com, Inc.	3,960	54,969
Nan Kang Rubber Tire Co. Ltd.(1)	95,253	126,844
Nan Ya Plastics Corp.	125,214	242,666
Nien Made Enterprise Co. Ltd.	11,000	117,594
Novatek Microelectronics Corp.	9,000	146,607
Oneness Biotech Co. Ltd.	21,617	119,076

18
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Pegatron Corp.	23,028	$ 60,706
Polaris Group(1)	27,979	63,098
Pou Chen Corp.	151,819	152,834
President Chain Store Corp.	20,664	174,225
Quanta Computer, Inc.	12,508	98,901
Realtek Semiconductor Corp.	6,002	89,822
Ruentex Development Co. Ltd.	73,133	83,308
Ruentex Industries Ltd.	46,302	88,721
St. Shine Optical Co. Ltd.	22,000	134,694
TA Chen Stainless Pipe Co.	67,872	80,262
Tainan Spinning Co. Ltd.	147,822	69,998
Taiwan Cement Corp.	172,073	175,124
Taiwan Fertilizer Co. Ltd.	37,000	80,344
Taiwan High Speed Rail Corp.	104,000	98,129
Taiwan Mobile Co. Ltd.	76,296	238,489
Taiwan Semiconductor Manufacturing Co. Ltd.	101,369	2,029,255
Tatung Co. Ltd.(1)	86,000	119,992
Teco Electric & Machinery Co. Ltd.	120,000	175,994
Tong Yang Industry Co. Ltd.	20,608	56,145
TTY Biopharm Co. Ltd.	94,096	233,581
Tung Ho Steel Enterprise Corp.	32,200	75,899
Unimicron Technology Corp.	21,000	117,816
Uni-President Enterprises Corp.	211,831	489,517
United Microelectronics Corp.	102,090	159,021
Voltronic Power Technology Corp.	4,000	171,051
Walsin Lihwa Corp.	74,000	83,552
Wei Chuan Foods Corp.	179,000	106,537
Yageo Corp.	3,163	55,634
Yang Ming Marine Transport Corp.	68,621	104,635
Yieh Phui Enterprise Co. Ltd.	90,348	44,390
		$ 13,383,212
Thailand — 4.5%
Advanced Info Service PCL(8)	63,400	$ 391,012
Airports of Thailand PCL(8)	181,200	305,114
Asset World Corp. PCL(8)	613,200	68,883
Bangkok Bank PCL(8)	17,300	68,753
Bangkok Chain Hospital PCL(8)	316,800	201,469
Bangkok Dusit Medical Services PCL, Class F(8)	746,100	578,330
Bangkok Expressway & Metro PCL(8)	281,500	58,293
Bangkok Land PCL(1)(8)	2,263,800	45,976
Banpu PCL(8)	131,633	22,979
BTS Group Holdings PCL(8)	331,100	55,947
Bumrungrad Hospital PCL(8)	65,400	442,473
Carabao Group PCL(8)	27,500	58,380
Central Pattana PCL(8)	81,600	148,753
Security	Shares	Value
Thailand (continued)
Central Retail Corp. PCL(8)	154,166	$ 144,152
Charoen Pokphand Foods PCL(8)	188,700	99,007
Chularat Hospital PCL(8)	1,881,100	157,002
CP ALL PCL(8)	160,100	235,684
CPN Retail Growth Leasehold REIT	146,500	45,423
Delta Electronics Thailand PCL(8)	629,400	1,393,118
Electricity Generating PCL(8)	12,700	47,011
Energy Absolute PCL(8)	70,400	78,697
Global Power Synergy PCL, Class F(8)	43,300	59,972
Gulf Energy Development PCL(8)	156,000	191,075
Hana Microelectronics PCL(8)	140,900	188,927
Home Product Center PCL(8)	409,255	121,038
Indorama Ventures PCL(8)	172,600	114,805
Jasmine International PCL(8)	634,000	36,664
Jaymart Group Holdings PCL(8)	164,100	66,346
Kasikornbank PCL(8)	32,000	108,386
KCE Electronics PCL(8)	152,800	190,672
Land & Houses PCL(8)	489,100	105,536
Mega Lifesciences PCL(8)	111,800	135,276
Minor International PCL(8)	159,544	137,172
PTG Energy PCL(8)	277,800	67,190
PTT Exploration & Production PCL(8)	68,198	287,817
PTT Global Chemical PCL(8)	131,900	124,371
PTT PCL(8)	385,300	365,757
Samart Corp. PCL(1)(8)	297,700	43,561
SCB X PCL(8)	45,300	132,592
Siam Cement PCL(8)	20,500	156,041
Siam City Cement PCL(8)	23,983	90,933
Siam Global House PCL(8)	112,420	48,208
Sino-Thai Engineering & Construction PCL(8)	251,357	60,558
Sri Trang Agro-Industry PCL(8)	89,600	43,646
Thai Beverage PCL	217,300	84,836
Thai Oil PCL(8)	63,600	97,847
True Corp. PCL(1)(8)	1,343,814	228,507
VGI PCL(8)	729,400	32,375
WHA Corp. PCL(8)	1,020,100	136,020
		$ 8,102,584
Tunisia — 0.5%
Banque de Tunisie	53,193	$ 90,233
Banque Internationale Arabe de Tunisie	4,558	129,993
Banque Nationale Agricole	24,362	60,036
Carthage Cement(1)	187,032	114,163
Euro Cycles SA	8,418	34,942
Poulina Group	67,233	159,965
Societe D'Articles Hygieniques SA	33,810	84,947

19
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Tunisia (continued)
Societe Frigorifique et Brasserie de Tunis SA	52,752	$ 190,823
Telnet Holding	21,212	40,594
		$ 905,696
Turkey — 4.9%
AG Anadolu Grubu Holding AS	6,200	$ 46,723
Akbank TAS	87,196	113,504
Aksa Akrilik Kimya Sanayii AS	33,302	102,226
Aksa Enerji Uretim AS	121,924	144,670
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	101,037
Arcelik AS	40,551	189,004
Aselsan Elektronik Sanayi Ve Ticaret AS	88,312	147,186
Aygaz AS	40,310	195,604
Bera Holding AS	62,496	26,847
BIM Birlesik Magazalar AS	44,752	561,187
Can2 Termik AS(1)	117,000	69,749
Coca-Cola Icecek AS	10,500	185,230
Dogan Sirketler Grubu Holding AS	178,300	77,628
EGE Endustri VE Ticaret AS	380	137,172
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	937,230	309,893
Enerjisa Enerji AS(4)	130,603	239,022
Enka Insaat ve Sanayi AS	114,918	140,730
Eregli Demir ve Celik Fabrikalari TAS(1)	124,114	175,983
Fenerbahce Futbol AS(1)	17,500	63,994
Ford Otomotiv Sanayi AS	9,441	274,229
Gubre Fabrikalari TAS(1)	7,200	34,553
Haci Omer Sabanci Holding AS	44,727	106,895
Hektas Ticaret TAS(1)	116,874	68,488
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	50,742
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	130,104
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	85,566
KOC Holding AS	35,594	187,988
Koza Altin Isletmeleri AS	105,052	71,756
Logo Yazilim Sanayi Ve Ticaret AS	49,980	146,918
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	32,260	151,629
Migros Ticaret AS	10,679	143,630
MLP Saglik Hizmetleri AS(1)(4)	46,919	252,038
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	112,190
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	116,838	75,117
Petkim Petrokimya Holding AS(1)	175,096	125,119
Sasa Polyester Sanayi AS(1)	98,600	125,016
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	171,669
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	57,214
Sok Marketler Ticaret AS	51,800	108,585
Tofas Turk Otomobil Fabrikasi AS	18,438	149,568
Security	Shares	Value
Turkey (continued)
Turk Hava Yollari AO(1)	33,174	$ 297,368
Turk Telekomunikasyon AS(1)	174,514	187,740
Turkcell Iletisim Hizmetleri AS	499,789	1,126,920
Turkiye Is Bankasi AS, Class C	205,978	173,680
Turkiye Petrol Rafinerileri AS	226,403	1,115,452
Turkiye Sise ve Cam Fabrikalari AS	78,410	127,180
Ulker Biskuvi Sanayi AS(1)	16,690	51,350
Yapi ve Kredi Bankasi AS	133,100	95,599
		$ 8,831,692
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	88,644	$ 217,724
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	418,320
ADNOC Drilling Co. PJSC	407,000	406,408
Agthia Group PJSC	54,046	74,881
Air Arabia PJSC	212,497	172,198
Aldar Properties PJSC	44,073	61,125
Apex Investment Co. PSC(1)	127,200	68,070
Borouge PLC	162,000	105,392
Dana Gas PJSC	421,411	84,684
Dubai Electricity & Water Authority PJSC	861,560	588,912
Dubai Investments PJSC	212,181	136,632
Dubai Islamic Bank PJSC	109,508	188,434
Emaar Development PJSC	104,800	198,316
Emaar Properties PJSC	164,638	332,877
Emirates Telecommunications Group Co. PJSC	103,870	542,112
Fertiglobe PLC	170,700	129,501
First Abu Dhabi Bank PJSC	66,119	263,596
Multiply Group PJSC(1)	159,900	125,556
Network International Holdings PLC(1)(4)	31,200	153,005
Q Holding PJSC(1)	107,300	92,261
		$ 4,360,004
United Kingdom — 0.1%
Airtel Africa PLC(4)	139,000	$ 197,406
		$ 197,406
Vietnam — 2.3%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 524,751
Bao Viet Holdings	28,030	46,357
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC(1)	158,500	138,753
Gemadept Corp.	41,900	116,305
Hoa Phat Group JSC(1)	706,587	800,073
Hoa Sen Group(1)	110,622	102,985
KIDO Group Corp.	31,200	78,188

20
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Kinh Bac City Development Holding Corp.(1)	38,613	$ 47,540
Masan Group Corp.(1)	103,896	272,807
Novaland Investment Group Corp.(1)	94,187	63,975
PetroVietnam Drilling & Well Services JSC(1)	109,672	122,850
Petrovietnam Fertilizer & Chemicals JSC	64,000	85,387
PetroVietnam Gas JSC	35,928	110,506
PetroVietnam Power Corp.(1)	169,700	78,684
PetroVietnam Technical Services Corp.	27,400	41,191
Phat Dat Real Estate Development Corp.(1)	29,304	33,419
Phu Nhuan Jewelry JSC	4	16
Saigon Beer Alcohol Beverage Corp.	29,220	67,149
Thaiholdings JSC(1)	48,620	70,274
Vietjet Aviation JSC(1)	109,066	466,316
Vietnam Construction and Import-Export JSC(1)	75,020	77,987
Vietnam Dairy Products JSC	92,092	252,095
Vincom Retail JSC(1)	132,380	121,215
Vingroup JSC(1)	156,347	271,568
Vinh Hoan Corp.	28,080	72,814
Vinhomes JSC(1)(4)	101,620	172,227
		$ 4,235,432
Total Common Stocks (identified cost $146,156,618)		$181,986,361

Rights — 0.0%(9)
Security	Shares	Value
Morocco — 0.0%(9)
Bank of Africa, Exp. 10/7/24(1)	48	$ 14
Total Rights (identified cost $0)		$ 14

Short-Term Investments — 1.1%
Affiliated Fund — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(10)	6,567	$ 6,567
Total Affiliated Fund (identified cost $6,567)		$ 6,567

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(11)	2,105,865	$ 2,105,865
Total Securities Lending Collateral (identified cost $2,105,865)		$ 2,105,865
Total Short-Term Investments (identified cost $2,112,432)		$ 2,112,432

Total Investments — 101.3% (identified cost $148,269,050)	$184,098,807
Other Assets, Less Liabilities — (1.3)%	$ (2,415,752)
Net Assets — 100.0%	$181,683,055
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2024. The aggregate market value of securities on loan at January 31, 2024 was $3,869,524.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $5,193,046 or 2.9% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $1,192,709 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(11)	Represents investment of cash collateral received in connection with securities lending.

21
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.2%	$22,173,733
Industrials	11.1	20,246,440
Consumer Staples	9.8	17,764,763
Energy	9.7	17,680,964
Consumer Discretionary	9.6	17,368,262
Communication Services	9.2	16,656,148
Materials	9.1	16,574,038
Health Care	9.1	16,476,467
Information Technology	8.7	15,870,472
Utilities	6.3	11,460,146
Real Estate	5.4	9,714,942
Short-Term Investments	1.1	2,112,432
Total Investments	101.3%	$184,098,807
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
22
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $148,262,483) — including $3,869,524 of securities on loan	$ 184,092,240
Affiliated investments, at value (identified cost $6,567)	6,567
Cash	172,225
Foreign currency, at value (identified cost $982,643)	904,962
Dividends receivable	186,851
Dividends receivable from affiliated investments	1,329
Receivable for investments sold	580
Receivable for Fund shares sold	181,447
Securities lending income receivable	5,507
Tax reclaims receivable	87,943
Receivable from affiliates	41,054
Trustees' deferred compensation plan	181,766
Total assets	$ 185,862,471
Liabilities
Demand note payable	$ 130,000
Collateral for securities loaned	2,105,865
Payable for Fund shares redeemed	282,255
Payable to affiliates:
Investment adviser fee	133,247
Administration fee	23,521
Distribution and service fees	4,885
Trustees' deferred compensation plan	181,766
Accrued foreign capital gains taxes	879,112
Accrued expenses	438,765
Total liabilities	$ 4,179,416
Net Assets	$ 181,683,055
Sources of Net Assets
Paid-in capital	$ 423,677,738
Accumulated loss	(241,994,683)
Net Assets	$ 181,683,055
Class A Shares
Net Assets	$ 22,177,412
Shares Outstanding	1,670,543
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.28
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.02
Class C Shares
Net Assets	$ 116,212
Shares Outstanding	8,816
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.18
Class I Shares
Net Assets	$ 156,416,441
Shares Outstanding	11,792,435
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.26
23
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Statement of Assets and Liabilities — continued

January 31, 2024
Class R6 Shares
Net Assets	$2,972,990
Shares Outstanding	224,306
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.25
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $898,895)	$ 7,107,886
Dividend income from affiliated investments	17,930
Securities lending income, net	54,528
Total investment income	$ 7,180,344
Expenses
Investment adviser fee	$ 1,647,409
Administration fee	290,719
Distribution and service fees:
Class A	58,665
Class C	1,836
Trustees’ fees and expenses	12,801
Custodian fee	356,829
Transfer and dividend disbursing agent fees	188,129
Legal and accounting services	187,708
Printing and postage	20,611
Registration fees	60,066
Miscellaneous	14,180
Total expenses	$ 2,838,953
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 181,487
Total expense reductions	$ 181,487
Net expenses	$ 2,657,466
Net investment income	$ 4,522,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $184,576)	$ 3,791,808
Foreign currency transactions	(490,500)
Net realized gain	$ 3,301,308
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $210,383)	$ (6,556,339)
Foreign currency	172,238
Net change in unrealized appreciation (depreciation)	$(6,384,101)
Net realized and unrealized loss	$(3,082,793)
Net increase in net assets from operations	$ 1,440,085
25
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,522,878	$ 6,502,212
Net realized gain	3,301,308	14,859,953
Net change in unrealized appreciation (depreciation)	(6,384,101)	(44,314,695)
Net increase (decrease) in net assets from operations	$ 1,440,085	$ (22,952,530)
Distributions to shareholders:
Class A	$ (615,132)	$ (1,044,209)
Class C	(1,589)	(7,142)
Class I	(4,770,597)	(8,024,330)
Class R6	(90,741)	(72,284)
Total distributions to shareholders	$ (5,478,059)	$ (9,147,965)
Transactions in shares of beneficial interest:
Class A	$ (2,665,015)	$ (4,659,298)
Class C	(95,457)	(86,337)
Class I	(20,736,460)	(56,863,657)
Class R6	1,347,517	59,535
Net decrease in net assets from Fund share transactions	$ (22,149,415)	$ (61,549,757)
Net decrease in net assets	$ (26,187,389)	$ (93,650,252)
Net Assets
At beginning of year	$ 207,870,444	$ 301,520,696
At end of year	$181,683,055	$207,870,444
26
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Financial Highlights

	Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.56	$ 15.11	$ 14.71	$ 13.87	$ 14.28
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.34	$ 0.25	$ 0.21	$ 0.33
Net realized and unrealized gain (loss)	(0.19)	(1.32)	0.40	0.79 (2)	(0.38)
Total income (loss) from operations	$ 0.09	$ (0.98)	$ 0.65	$ 1.00	$ (0.05)
Less Distributions
From net investment income	$ (0.37)	$ (0.57)	$ (0.25)	$ (0.16)	$ (0.36)
Total distributions	$ (0.37)	$ (0.57)	$ (0.25)	$ (0.16)	$ (0.36)
Net asset value — End of year	$ 13.28	$ 13.56	$ 15.11	$ 14.71	$ 13.87
Total Return(3)	0.60%	(6.32)%	4.41%	7.23%	(0.46)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$22,177	$25,360	$33,428	$45,629	$136,829
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68%	1.65%	1.58%	1.55%	1.45%
Net expenses	1.59% (5)	1.65% (5)	1.58%	1.55%	1.45%
Net investment income	2.10%	2.50%	1.63%	1.74%	2.30%
Portfolio Turnover	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
27
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.39	$ 14.90	$ 14.47	$ 13.62	$ 14.01
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.23	$ 0.13	$ 0.12	$ 0.22
Net realized and unrealized gain (loss)	(0.24)	(1.30)	0.40	0.75 (2)	(0.38)
Total income (loss) from operations	$ (0.03)	$ (1.07)	$ 0.53	$ 0.87	$ (0.16)
Less Distributions
From net investment income	$ (0.18)	$ (0.44)	$ (0.10)	$ (0.02)	$ (0.23)
Total distributions	$ (0.18)	$ (0.44)	$ (0.10)	$ (0.02)	$ (0.23)
Net asset value — End of year	$13.18	$13.39	$14.90	$14.47	$13.62
Total Return(3)	(0.25)%	(6.93)%	3.59%	6.42%	(1.21)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 116	$ 219	$ 339	$ 592	$ 4,094
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.45%	2.40%	2.33%	2.30%	2.20%
Net expenses	2.36% (5)	2.40% (5)	2.33%	2.30%	2.20%
Net investment income	1.57%	1.75%	0.85%	0.96%	1.59%
Portfolio Turnover	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
28
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.55	$ 15.10	$ 14.71	$ 13.90	$ 14.31
Income (Loss) From Operations
Net investment income(1)	$ 0.32	$ 0.38	$ 0.30	$ 0.21	$ 0.37
Net realized and unrealized gain (loss)	(0.20)	(1.33)	0.38	0.83 (2)	(0.38)
Total income (loss) from operations	$ 0.12	$ (0.95)	$ 0.68	$ 1.04	$ (0.01)
Less Distributions
From net investment income	$ (0.41)	$ (0.60)	$ (0.29)	$ (0.23)	$ (0.40)
Total distributions	$ (0.41)	$ (0.60)	$ (0.29)	$ (0.23)	$ (0.40)
Net asset value — End of year	$ 13.26	$ 13.55	$ 15.10	$ 14.71	$ 13.90
Total Return(3)	0.78%	(6.07)%	4.64%	7.50%	(0.20)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$156,416	$180,624	$265,967	$383,984	$868,666
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.43%	1.40%	1.33%	1.30%	1.20%
Net expenses	1.34% (5)	1.40% (5)	1.33%	1.30%	1.20%
Net investment income	2.37%	2.79%	1.91%	1.68%	2.59%
Portfolio Turnover	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
29
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Financial Highlights — continued

	Class R6
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 13.54	$ 15.09	$ 14.69	$ 13.89	$ 14.30
Income (Loss) From Operations
Net investment income(1)	$ 0.33	$ 0.37	$ 0.22	$ 0.23	$ 0.38
Net realized and unrealized gain (loss)	(0.20)	(1.31)	0.49	0.81 (2)	(0.38)
Total income (loss) from operations	$ 0.13	$ (0.94)	$ 0.71	$ 1.04	$ —
Less Distributions
From net investment income	$ (0.42)	$ (0.61)	$ (0.31)	$ (0.24)	$ (0.41)
Total distributions	$ (0.42)	$ (0.61)	$ (0.31)	$ (0.24)	$ (0.41)
Net asset value — End of year	$13.25	$13.54	$15.09	$ 14.69	$ 13.89
Total Return(3)	0.86%	(5.99)%	4.82%	7.45%	(0.13)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,973	$ 1,668	$ 1,786	$83,963	$54,504
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.35%	1.33%	1.24%	1.21%	1.14%
Net expenses	1.26% (5)	1.33% (5)	1.24%	1.21%	1.14%
Net investment income	2.47%	2.76%	1.42%	1.83%	2.67%
Portfolio Turnover	5%	10%	5%	19%	2%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023).
30
See Notes to Financial Statements.

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares effective April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
31

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Ordinary income	$5,478,059	$9,147,965
During the year ended January 31, 2024, accumulated loss was increased by $485,877 and paid-in capital was increased by $485,877 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
32

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 545,567
Deferred capital losses	(268,471,744)
Net unrealized appreciation	25,931,494
Accumulated loss	$(241,994,683)
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $268,471,744 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $268,471,744 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 157,204,582
Gross unrealized appreciation	$ 65,302,555
Gross unrealized depreciation	(38,408,330)
Net unrealized appreciation	$ 26,894,225
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion but less than $7.5 billion	0.730%
$7.5 billion and over	0.710%
For the year ended January 31, 2024, the investment adviser fee amounted to $1,647,409 or 0.85% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, a wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2024, the administration fee amounted to $290,719.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2024, the investment adviser fee paid was reduced by $552 relating to the Fund’s investment in the Liquidity Fund.
Effective July 1, 2023, EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing
33

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

costs, taxes or litigation expenses) exceed 1.49%, 2.24%, 1.24% and 1.17% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after May 31, 2025. Pursuant to this agreement, EVM and Parametric were allocated $180,935 in total of the Fund’s operating expenses for the year ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $22,436 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $50 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2024. EVD received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 amounted to $58,665 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2024, the Fund paid or accrued to EVD $1,377 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to $459 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareolders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $8,931,581 and $31,904,600, respectively, for the year ended January 31, 2024.
34

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	99,066	$ 1,326,604	101,486	$ 1,388,348
Issued to shareholders electing to receive payments of distributions in Fund shares	43,465	593,297	77,012	991,912
Redemptions	(341,824)	(4,584,916)	(521,190)	(7,039,558)
Net decrease	(199,293)	$ (2,665,015)	(342,692)	$ (4,659,298)
Class C
Sales	—	$ —	36	$ 500
Issued to shareholders electing to receive payments of distributions in Fund shares	117	1,589	562	7,142
Redemptions	(7,650)	(97,046)	(6,987)	(93,979)
Net decrease	(7,533)	$ (95,457)	(6,389)	$ (86,337)
Class I
Sales	1,095,475	$ 14,638,234	1,645,912	$ 22,251,808
Issued to shareholders electing to receive payments of distributions in Fund shares	202,593	2,761,341	376,209	4,841,814
Redemptions	(2,833,889)	(38,136,035)	(6,306,726)	(83,957,279)
Net decrease	(1,535,821)	$(20,736,460)	(4,284,605)	$(56,863,657)
Class R6
Sales	147,141	$ 1,961,956	9,156	$ 124,405
Issued to shareholders electing to receive payments of distributions in Fund shares	5,295	72,116	5,621	72,284
Redemptions	(51,287)	(686,555)	(9,965)	(137,154)
Net increase	101,149	$ 1,347,517	4,812	$ 59,535
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $130,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2024. The Fund’s average borrowings or allocated fees during the year ended January 31, 2024 were not significant.
35

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,869,524 and $4,125,524, respectively. Collateral received was comprised of cash of $2,105,865 and U.S. government and/or agencies securities of $2,019,659. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,105,865	$ —	$ —	$ —	$2,105,865
The carrying amount of the liability for collateral for securities loaned at January 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2024.
10  Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,567, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$270,603	$15,713,816	$(15,977,852)	$ —	$ —	$6,567	$17,930	6,567
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
36

Parametric
Emerging Markets Fund
January 31, 2024
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,671,164	$ 88,772,589	$ 150,436	$ 92,594,189
Developed Europe	—	197,406	—	197,406
Emerging Europe	84,029	24,670,007	0	24,754,036
Latin America	23,737,816	4,148,522	—	27,886,338
Middle East/Africa	56,532	34,117,224	2,380,636	36,554,392
Total Common Stocks	$ 27,549,541	$ 151,905,748**	$ 2,531,072	$181,986,361
Rights	$ 14	$ —	$ —	$ 14
Short-Term Investments:
Affiliated Fund	6,567	—	—	6,567
Securities Lending Collateral	2,105,865	—	—	2,105,865
Total Investments	$ 29,661,987	$ 151,905,748	$ 2,531,072	$184,098,807
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2024 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
37

Parametric
Emerging Markets Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund") (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
38

Parametric
Emerging Markets Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended January 31, 2024, the Fund designates approximately $3,838,113, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended January 31, 2024, the Fund paid foreign taxes of $933,020 and recognized foreign source income of $8,063,823.
39

Parametric
Emerging Markets Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
40

Parametric
Emerging Markets Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
41

Parametric
Emerging Markets Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
42

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
43

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
44

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
45

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.24

Parametric
Volatility Risk Premium -
Defensive Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
Volatility Risk Premium - Defensive Fund

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
After stocks -- as measured by the S&P 500® Index -- and bonds -- as measured by the Bloomberg U.S. Aggregate Bond Index -- both fell by double digits in 2022, the 12-month period ended January 31, 2024, demonstrated a dramatic about-face.
Although economic themes like the “China Reopening” and “Year of the Bond” fizzled early in the period, the cap-weighted S&P 500® Index returned 20.82% during the period. However, performance was not equal across all market sectors. Mega-cap technology firms continued to dominant market performance during the period, while the positive relationship between stock and bond prices continued to challenge asset-allocation models.
In the equity volatility market, the VIX Index -- a measure of expected U.S. equity volatility -- started 2023 around 22, spiked to the high 20s during the first quarter against the backdrop of a regional U.S. banking crisis, but then steadily declined to 12.5 by year-end, reflecting growing investor optimism. (In general, a VIX reading below 20 suggests a lower risk environment, while a reading above 20 suggests a period of higher volatility.)
The VIX Index was below its long-term median average during most of the second half of the period, driven primarily by subdued realized volatility, lower macro-economic uncertainties due to falling inflation rates, a more dovish monetary policy by the U.S. Federal Reserve, and lower stock correlations. Reflecting greater market stability, there were just two trading days in 2023 with price fluctuations of more than 2% in the S&P 500® Index, compared to 46 days during the previous year.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric Volatility Risk Premium - Defensive Fund (the Fund) returned 14.24% for Class I shares at net asset value (NAV), outperforming its primary benchmark, the CBOE S&P 500 BuyWrite IndexSM (the Index), which returned 9.23%.
The Index is a passive covered call-writing benchmark. The Fund also outperformed its secondary benchmark -- a blend of 50% S&P 500® Index/50% ICE BofA 3-Month U.S. Treasury Bill Index -- which returned 12.97% during the period.
The Fund pursues its investment objective through a base portfolio generally composed of an approximately equal mix of equity securities and U.S. Treasury bills. The Fund sells -- or writes -- call-and-put options on the S&P 500® Index, a broad-based U.S. stock market benchmark. Written call-and-put options are intended to harvest the volatility risk premium, or VRP -- the difference between implied volatility and subsequent realized volatility -- which has been historically positive and uncorrelated to other sources of returns.
Amid the backdrop of higher cash yields and another strong period of a positive implied-realized volatility spread -- or VRP -- the Fund’s options-based strategies produced positive performance relative to its beta-equivalent and options-based benchmarks. Moreover, upside and downside capture ratios also improved compared to broad-based equity benchmarks during the period.
The long equity securities held in the Fund were passively managed to reflect the S&P 500® Index, but actively managed to maximize after-tax returns. Sampling techniques were used to help mitigate the tax impact on investors during the period.
For the period as a whole, equities added 10.42% (net of fees) to returns relative to the Index, while net returns for written call-and-put options contributed 1.01% to Index-relative returns. The Fund’s performance also gained value from the sale of certain options during the period.
In contrast, investors who bought certain downside protections, may not have fared as well during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Performance

Portfolio Manager(s) Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, CAIA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class I at NAV	02/09/2017	02/09/2017	14.24%	8.31%	7.37%

CBOE S&P 500 BuyWrite IndexSM	—	—	9.23%	5.73%	5.24%
S&P 500® Index	—	—	20.82	14.29	13.21
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	5.13	1.92	1.79
Blended Index	—	—	12.97	8.39	7.74
% Total Annual Operating Expense Ratio[3]	Class I
0.49%
Growth of $1,000,000

This graph shows the change in value of a hypothetical investment of $1,000,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Fund Profile

Common Stock Sector Allocation (% of net assets)
Asset Allocation (% of total investments)
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	3.9%
Apple, Inc.	3.6
NVIDIA Corp.	2.2
Amazon.com, Inc.	1.8
Alphabet, Inc., Class A	1.1
Berkshire Hathaway, Inc., Class B	1.0
Meta Platforms, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0
Broadcom, Inc.	0.9
Eli Lilly & Co.	0.9
Total	17.4%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.
4

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	CBOE S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S& P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class's inception, as applicable.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
Implied volatility refers to the market’s forecasted level of volatility going forward whereas realized volatility refers to the level of volatility that actually occurred.

5

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,038.30	$2.41	0.47%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.84	$2.40	0.47%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
6

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments

Common Stocks — 50.5%
Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co.(1)	10,963	$ 2,313,632
Huntington Ingalls Industries, Inc.	2,989	773,912
L3Harris Technologies, Inc.	7,531	1,569,611
RTX Corp.	24,262	2,210,753
		$ 6,867,908
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 849,064
United Parcel Service, Inc., Class B	923	130,974
		$ 980,038
Automobile Components — 0.0%(2)
Phinia, Inc.	2,206	$ 66,709
		$ 66,709
Automobiles — 0.6%
Tesla, Inc.(1)	28,399	$ 5,318,849
		$ 5,318,849
Banks — 1.8%
Bank of America Corp.	101,593	$ 3,455,178
Fifth Third Bancorp	30,206	1,034,253
Huntington Bancshares, Inc.	108,563	1,382,007
JPMorgan Chase & Co.	37,320	6,507,115
Regions Financial Corp.	61,283	1,144,154
Wells Fargo & Co.	39,517	1,982,963
		$ 15,505,670
Beverages — 0.8%
Coca-Cola Co.	55,380	$ 3,294,556
PepsiCo, Inc.	19,637	3,309,424
		$ 6,603,980
Biotechnology — 0.9%
AbbVie, Inc.	25,007	$ 4,111,151
Amgen, Inc.	8,146	2,559,962
Vertex Pharmaceuticals, Inc.(1)	2,675	1,159,291
		$ 7,830,404
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	98,891	$ 15,347,883
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	12,987	$ 533,376
Kohl's Corp.	23,030	593,253
		$ 16,474,512
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,307,728
Carrier Global Corp.	20,581	1,125,987
		$ 2,433,715
Capital Markets — 1.0%
Ameriprise Financial, Inc.	4,528	$ 1,751,566
Cboe Global Markets, Inc.	4,645	853,983
Invesco Ltd.	55,837	883,900
Nasdaq, Inc.	18,560	1,072,211
S&P Global, Inc.	6,109	2,738,970
State Street Corp.	17,118	1,264,507
		$ 8,565,137
Chemicals — 0.8%
CF Industries Holdings, Inc.	13,351	$ 1,008,134
Linde PLC	8,502	3,441,865
Sherwin-Williams Co.	6,320	1,923,681
		$ 6,373,680
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,543,502
		$ 1,543,502
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	6,534	$ 1,690,215
Cisco Systems, Inc.	42,050	2,110,069
F5, Inc.(1)	4,136	759,783
		$ 4,560,067
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,315,853
		$ 1,315,853
Consumer Finance — 0.3%
Discover Financial Services	14,283	$ 1,507,142
Synchrony Financial	32,515	1,263,858
		$ 2,771,000
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,395	$ 4,443,758

7
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	23,840	$ 1,099,978
Walmart, Inc.	17,918	2,960,949
		$ 8,504,685
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 1,121,707
Packaging Corp. of America	5,963	989,142
Sealed Air Corp.	14,482	500,353
		$ 2,611,202
Distributors — 0.1%
LKQ Corp.	19,666	$ 917,812
		$ 917,812
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	86,019	$ 1,521,676
Verizon Communications, Inc.	55,584	2,353,983
		$ 3,875,659
Electric Utilities — 0.9%
Alliant Energy Corp.	17,071	$ 830,675
Duke Energy Corp.	10,341	990,978
Entergy Corp.	9,047	902,529
Evergy, Inc.	16,090	816,889
FirstEnergy Corp.	16,698	612,483
NextEra Energy, Inc.	24,770	1,452,265
NRG Energy, Inc.	22,955	1,217,533
Pinnacle West Capital Corp.	6,846	471,689
		$ 7,295,041
Electrical Equipment — 0.3%
Eaton Corp. PLC	10,470	$ 2,576,458
		$ 2,576,458
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	10,461	$ 1,487,450
		$ 1,487,450
Entertainment — 0.5%
Netflix, Inc.(1)	5,712	$ 3,222,196
Walt Disney Co.	7,757	745,060
		$ 3,967,256
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 8,583,880
Security	Shares	Value
Financial Services (continued)
FleetCor Technologies, Inc.(1)	4,920	$ 1,426,456
Mastercard, Inc., Class A	11,540	5,184,114
Visa, Inc., Class A	22,785	6,226,229
		$ 21,420,679
Food Products — 0.4%
Campbell Soup Co.	20,355	$ 908,444
Conagra Brands, Inc.	41,435	1,207,830
McCormick & Co., Inc., Non Voting Shares	18,919	1,289,519
		$ 3,405,793
Ground Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	6,113	$ 1,228,591
Union Pacific Corp.	10,581	2,581,023
		$ 3,809,614
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	21,873	$ 2,474,930
Boston Scientific Corp.(1)	34,345	2,172,665
Cooper Cos., Inc.	3,026	1,128,789
IDEXX Laboratories, Inc.(1)	3,057	1,574,599
Intuitive Surgical, Inc.(1)	7,071	2,674,394
Medtronic PLC	11,119	973,357
		$ 10,998,734
Health Care Providers & Services — 1.2%
Cencora, Inc.	7,142	$ 1,661,801
DaVita, Inc.(1)	9,206	995,721
Molina Healthcare, Inc.(1)	2,296	818,386
Quest Diagnostics, Inc.	7,345	943,319
UnitedHealth Group, Inc.	11,791	6,033,926
		$ 10,453,153
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment, Inc.(1)	26,556	$ 1,165,012
Carnival Corp.(1)	62,762	1,040,594
Expedia Group, Inc.(1)	9,477	1,405,723
McDonald's Corp.	8,958	2,622,186
Starbucks Corp.	21,637	2,012,890
Wynn Resorts Ltd.	10,917	1,030,892
		$ 9,277,297
Household Durables — 0.2%
Lennar Corp., Class A	13,510	$ 2,024,474
		$ 2,024,474

8
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Household Products — 0.6%
Procter & Gamble Co.	31,813	$ 4,999,095
		$ 4,999,095
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,134	$ 2,454,223
		$ 2,454,223
Industrial REITs — 0.2%
ProLogis, Inc.	12,643	$ 1,601,742
		$ 1,601,742
Insurance — 1.0%
Arthur J. Gallagher & Co.	7,052	$ 1,637,192
Assurant, Inc.	6,011	1,009,548
Everest Group Ltd.	2,593	998,227
Globe Life, Inc.	7,099	871,899
Progressive Corp.	13,267	2,364,843
Unum Group	26,445	1,278,351
		$ 8,160,060
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(1)	69,586	$ 9,748,999
Alphabet, Inc., Class C(1)	58,227	8,256,589
Meta Platforms, Inc., Class A(1)	21,775	8,495,298
		$ 26,500,886
IT Services — 0.4%
Accenture PLC, Class A	9,807	$ 3,568,571
		$ 3,568,571
Life Sciences Tools & Services — 0.9%
Danaher Corp.	9,993	$ 2,397,421
IQVIA Holdings, Inc.(1)	6,039	1,257,501
Thermo Fisher Scientific, Inc.	5,748	3,098,057
Waters Corp.(1)	3,206	1,018,578
		$ 7,771,557
Machinery — 0.7%
Flowserve Corp.	2,794	$ 111,565
PACCAR, Inc.	20,719	2,079,980
Pentair PLC	17,848	1,305,938
Stanley Black & Decker, Inc.	13,004	1,213,273
Westinghouse Air Brake Technologies Corp.	10,792	1,419,904
		$ 6,130,660
Security	Shares	Value
Media — 0.5%
Comcast Corp., Class A	46,369	$ 2,158,013
Omnicom Group, Inc.	15,747	1,423,214
Paramount Global, Class B	65,492	955,528
		$ 4,536,755
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,731,476
		$ 1,731,476
Multi-Utilities — 0.2%
CMS Energy Corp.	12,383	$ 707,813
WEC Energy Group, Inc.	11,345	916,222
		$ 1,624,035
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	10,509	$ 1,270,538
		$ 1,270,538
Oil, Gas & Consumable Fuels — 1.9%
APA Corp.	26,833	$ 840,678
Chevron Corp.	18,226	2,687,059
Devon Energy Corp.	27,121	1,139,624
EOG Resources, Inc.	14,828	1,687,278
Exxon Mobil Corp.	52,082	5,354,551
HF Sinclair Corp.	23,402	1,321,979
Marathon Oil Corp.	53,376	1,219,642
ONEOK, Inc.	21,880	1,493,310
		$ 15,744,121
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,881	$ 676,506
		$ 676,506
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	21,971	$ 1,073,723
Eli Lilly & Co.	11,288	7,287,646
Johnson & Johnson	25,911	4,117,258
Merck & Co., Inc.	26,997	3,260,698
Pfizer, Inc.	74,769	2,024,744
		$ 17,764,069
Professional Services — 0.5%
Jacobs Solutions, Inc.	9,010	$ 1,214,277

9
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.	14,320	$ 1,139,013
Verisk Analytics, Inc.	6,411	1,548,449
		$ 3,901,739
Residential REITs — 0.3%
Equity Residential	21,852	$ 1,315,272
Mid-America Apartment Communities, Inc.	9,213	1,164,339
		$ 2,479,611
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,156,147
		$ 1,156,147
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(1)	9,890	$ 1,658,454
Broadcom, Inc.	6,294	7,426,920
Intel Corp.	41,145	1,772,527
KLA Corp.	4,203	2,496,750
NVIDIA Corp.	29,864	18,374,423
Qorvo, Inc.(1)	10,174	1,014,755
QUALCOMM, Inc.	18,464	2,742,089
SolarEdge Technologies, Inc.(1)(3)	6,827	453,995
Teradyne, Inc.	6,974	673,619
Texas Instruments, Inc.	15,104	2,418,452
		$ 39,031,984
Software — 5.5%
Adobe, Inc.(1)	7,004	$ 4,326,931
Intuit, Inc.	5,019	3,168,646
Microsoft Corp.	82,695	32,877,878
Oracle Corp.	28,670	3,202,439
Salesforce, Inc.(1)	10,444	2,935,704
		$ 46,511,598
Specialized REITs — 0.3%
Extra Space Storage, Inc.	9,506	$ 1,373,047
Public Storage	5,368	1,520,164
		$ 2,893,211
Specialty Retail — 0.9%
Bath & Body Works, Inc.	20,278	$ 865,060
Home Depot, Inc.	13,992	4,938,616
Lowe's Cos., Inc.	7,523	1,601,195
Victoria's Secret & Co.(1)	7,225	188,211
		$ 7,593,082
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	162,399	$ 29,946,376
		$ 29,946,376
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	18,161	$ 1,843,886
Ralph Lauren Corp.	3,952	567,784
Under Armour, Inc., Class C(1)	11,043	81,718
		$ 2,493,388
Tobacco — 0.3%
Philip Morris International, Inc.	25,165	$ 2,286,240
		$ 2,286,240
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 949,420
W.W. Grainger, Inc.	1,898	1,699,925
		$ 2,649,345
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 659,043
		$ 659,043
Total Common Stocks (identified cost $197,430,858)		$425,972,389

Short-Term Investments — 49.7%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(4)	35,338,944	$ 35,338,944
Total Affiliated Fund (identified cost $35,338,944)		$ 35,338,944

U.S. Treasury Obligations — 45.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/15/24	$6,250	$ 6,237,259
0.00%, 2/22/24	17,140	17,087,446
0.00%, 2/29/24	13,699	13,643,022
0.00%, 3/19/24	7,449	7,397,757
0.00%, 3/21/24	19,125	18,988,010
0.00%, 4/11/24	4,500	4,454,399

10
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 4/18/24	$14,500	$ 14,338,809
0.00%, 4/25/24	4,500	4,445,399
0.00%, 5/2/24(3)	7,449	7,350,993
0.00%, 5/16/24(3)	47,249	46,535,375
0.00%, 6/13/24(3)(5)	16,300	15,994,286
0.00%, 7/11/24(3)(5)	52,093	50,921,969
0.00%, 8/8/24(3)(5)	50,894	49,589,961
0.00%, 9/5/24	11,949	11,605,472
0.00%, 10/3/24	4,500	4,356,843
0.00%, 10/31/24	7,449	7,186,075
0.00%, 11/29/24	19,750	18,982,154
0.00%, 12/26/24(5)	17,522	16,793,721
U.S. Treasury Notes:
0.125%, 2/15/24	8,200	8,183,949
0.25%, 3/15/24(3)	6,625	6,585,308
0.375%, 8/15/24(5)	6,250	6,096,107
0.375%, 9/15/24(5)	7,449	7,239,424
0.625%, 10/15/24	11,949	11,594,194
1.25%, 8/31/24(5)	18,199	17,801,398
3.00%, 7/31/24(3)(5)	10,750	10,638,559
Total U.S. Treasury Obligations (identified cost $383,884,561)		$384,047,889
Security	Principal Amount (000's omitted)	Value
Total Short-Term Investments (identified cost $419,223,505)		$419,386,833
Total Investments — 100.2% (identified cost $616,654,363)		$845,359,222
Total Written Options — (0.2)% (premiums received $2,227,455)		$ (1,884,248)
Other Assets, Less Liabilities — 0.0%(2)		$ 398,897
Net Assets — 100.0%		$843,873,871
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at January 31, 2024. The aggregate market value of securities on loan at January 31, 2024 was $124,224,216.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	72	$34,888,680	$4,860	2/2/24	$(139,680)
S&P 500 Index	73	35,373,245	4,970	2/2/24	(2,555)
S&P 500 Index	72	34,888,680	4,970	2/5/24	(6,300)
S&P 500 Index	73	35,373,245	4,990	2/5/24	(2,738)
S&P 500 Index	72	34,888,680	4,900	2/7/24	(99,360)
S&P 500 Index	73	35,373,245	4,965	2/7/24	(19,893)
S&P 500 Index	73	35,373,245	4,990	2/9/24	(20,257)
S&P 500 Index	72	34,888,680	4,900	2/12/24	(148,320)
S&P 500 Index	73	35,373,245	4,985	2/14/24	(45,990)
S&P 500 Index	72	34,888,680	4,975	2/16/24	(72,360)
S&P 500 Index	73	35,373,245	5,050	2/21/24	(27,740)
S&P 500 Index	73	35,373,245	5,050	2/26/24	(41,245)
Total					$(626,438)
11
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Portfolio of Investments — continued

Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	70	$33,919,550	$4,820	2/2/24	$ (101,150)
S&P 500 Index	70	33,919,550	4,770	2/5/24	(41,650)
S&P 500 Index	69	33,434,985	4,850	2/5/24	(207,690)
S&P 500 Index	68	32,950,420	4,650	2/7/24	(10,880)
S&P 500 Index	73	35,373,245	4,810	2/7/24	(125,925)
S&P 500 Index	70	33,919,550	4,795	2/9/24	(133,350)
S&P 500 Index	72	34,888,680	4,630	2/12/24	(24,480)
S&P 500 Index	69	33,434,985	4,775	2/14/24	(134,205)
S&P 500 Index	72	34,888,680	4,705	2/16/24	(89,280)
S&P 500 Index	70	33,919,550	4,760	2/21/24	(167,650)
S&P 500 Index	70	33,919,550	4,775	2/26/24	(221,550)
Total					$(1,257,810)
Abbreviations:
REITs	– Real Estate Investment Trusts
12
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $581,315,419) — including $124,224,216 of securities on loan	$ 810,020,278
Affiliated investments, at value (identified cost $35,338,944)	35,338,944
Interest and dividends receivable	601,160
Dividends receivable from affiliated investments	201,144
Receivable for premiums on written options	334,127
Receivable for Fund shares sold	213,871
Securities lending income receivable	22,569
Trustees' deferred compensation plan	34,177
Total assets	$846,766,270
Liabilities
Written options outstanding, at value (premiums received $2,227,455)	$ 1,884,248
Payable for closed written options	152,735
Payable for Fund shares redeemed	338,579
Payable to affiliates:
Investment adviser and administration fee	275,918
Trustees' deferred compensation plan	34,177
Accrued expenses	206,742
Total liabilities	$ 2,892,399
Net Assets	$843,873,871
Sources of Net Assets
Paid-in capital	$ 619,058,753
Distributable earnings	224,815,118
Net Assets	$843,873,871
Class I Shares
Net Assets	$ 843,873,871
Shares Outstanding	61,282,570
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.77
13
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Dividend income	$ 6,522,113
Dividend income from affiliated investments	1,172,435
Interest income	16,875,418
Securities lending income, net	155,880
Total investment income	$ 24,725,846
Expenses
Investment adviser and administration fee	$ 3,076,016
Trustees’ fees and expenses	50,900
Custodian fee	213,469
Transfer and dividend disbursing agent fees	176,097
Legal and accounting services	82,152
Printing and postage	9,146
Registration fees	42,960
Miscellaneous	31,898
Total expenses	$ 3,682,638
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 36,037
Total expense reductions	$ 36,037
Net expenses	$ 3,646,601
Net investment income	$ 21,079,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,210,400
Written options	8,372,815
Net realized gain	$ 10,583,215
Change in unrealized appreciation (depreciation):
Investments	$ 70,034,767
Written options	557,540
Net change in unrealized appreciation (depreciation)	$ 70,592,307
Net realized and unrealized gain	$ 81,175,522
Net increase in net assets from operations	$102,254,767
14
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,079,245	$ 8,197,972
Net realized gain	10,583,215	44,357,956
Net change in unrealized appreciation (depreciation)	70,592,307	(75,287,174)
Net increase (decrease) in net assets from operations	$102,254,767	$ (22,731,246)
Distributions to shareholders:
Class I	$ (40,536,309)	$ (51,738,046)
Total distributions to shareholders	$ (40,536,309)	$ (51,738,046)
Transactions in shares of beneficial interest:
Class I	$ 68,655,764	$ (183,513,913)
Net increase (decrease) in net assets from Fund share transactions	$ 68,655,764	$(183,513,913)
Net increase (decrease) in net assets	$130,374,222	$(257,983,205)
Net Assets
At beginning of year	$ 713,499,649	$ 971,482,854
At end of year	$843,873,871	$ 713,499,649
15
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Financial Highlights

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.67	$ 14.00	$ 12.41	$ 11.94	$ 10.83
Income (Loss) From Operations
Net investment income(1)	$ 0.37	$ 0.14	$ 0.04	$ 0.10	$ 0.19
Net realized and unrealized gain (loss)	1.42	(0.50)	1.73	0.46	1.07
Total income (loss) from operations	$ 1.79	$ (0.36)	$ 1.77	$ 0.56	$ 1.26
Less Distributions
From net investment income	$ (0.31)	$ (0.11)	$ (0.05)	$ (0.09)	$ (0.15)
From net realized gain	(0.38)	(0.86)	(0.13)	—	—
Total distributions	$ (0.69)	$ (0.97)	$ (0.18)	$ (0.09)	$ (0.15)
Net asset value — End of year	$ 13.77	$ 12.67	$ 14.00	$ 12.41	$ 11.94
Total Return(2)	14.24%	(2.26)%	14.22%	4.73%	11.62%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$843,874	$713,500	$971,483	$1,047,351	$767,121
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.47%	0.49%	0.47%	0.47%	0.48%
Net expenses	0.47% (4)	0.49% (4)	0.47%	0.47%	0.48%
Net investment income	2.74%	1.04%	0.29%	0.90%	1.64%
Portfolio Turnover	13%	28%	12%	69%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.005% and less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
16
See Notes to Financial Statements.

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
17

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Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Ordinary income	$22,756,302	$ 6,138,503
Long-term capital gains	$17,780,007	$45,599,543
During the year ended January 31, 2024, distributable earnings was decreased by $2,743,927 and paid-in capital was increased by $2,743,927 primarily due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,152,410
Undistributed long-term capital gains	350,034
Post October capital losses	(5,393,739)
Net unrealized appreciation	228,706,413
Distributable earnings	$224,815,118
18

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Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the Fund had a net capital loss of $5,393,739 attributable to security transactions incurred after October 31, 2023 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2025.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$616,652,809
Gross unrealized appreciation	$ 229,951,772
Gross unrealized depreciation	(1,245,359)
Net unrealized appreciation	$228,706,413
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended January 31, 2024, the investment adviser and administration fee amounted to $3,076,016 or 0.40% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2024, the investment adviser and administration fee paid was reduced by $36,037 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $8,700 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $48,847,708 and $60,751,273, respectively, for the year ended January 31, 2024.
19

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Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	12,422,674	$ 168,245,282	9,213,814	$ 123,076,975
Issued to shareholders electing to receive payments of distributions in Fund shares	2,470,648	33,452,580	3,687,289	44,763,686
Redemptions	(9,911,347)	(133,042,098)	(26,005,171)	(351,354,574)
Net increase (decrease)	4,981,975	$ 68,655,764	(13,104,068)	$(183,513,913)
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2024 is included in the Portfolio of Investments. At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(1,884,248)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended January 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$8,372,815	$557,540
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the year ended January 31, 2024, which is indicative of the volume of this derivative type, was 1,382 contracts.
20

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2024.
8  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At January 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $124,224,216 and $126,756,383, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
9   Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $35,338,944, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$41,696,705	$761,988,489	$(768,346,250)	$ —	$ —	$35,338,944	$1,172,435	35,338,944
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 425,972,389*	$ —	$ —	$ 425,972,389
Short-Term Investments:
Affiliated Fund	35,338,944	—	—	35,338,944
U.S. Treasury Obligations	—	384,047,889	—	384,047,889
Total Investments	$ 461,311,333	$ 384,047,889	$ —	$ 845,359,222
Liability Description
Written Call Options	$ (626,438)	$ —	$ —	$ (626,438)
Written Put Options	(1,257,810)	—	—	(1,257,810)
Total	$ (1,884,248)	$ —	$ —	$ (1,884,248)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
22

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Volatility Risk Premium - Defensive Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended January 31, 2024 the Fund designates approximately $246,285, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended January 31, 2024, the Fund designates approximately $6,088,505, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2024 ordinary income dividends, 22.69% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended January 31, 2024, the Fund designates 56.92% of distributions from net investment income as a 163(j) interest dividend.
24

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
26

Parametric
Volatility Risk Premium - Defensive Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24691    1.31.24

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund, Parametric International Equity Fund and Parametric Volatility Risk Premium—Defensive Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 31 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal periods ended January 31, 2023 and January 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$89,050	$82,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,345	$0
All Other Fees(3)	$0	$0

Total	$99,395	$82,500

Parametric International Equity Fund Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$41,550	$42,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$43,725	$42,000

Parametric Volatility Risk Premium - Defensive Fund Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$41,650	$42,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$43,825	$42,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28, September 30, October 31, November 30, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/22	9/30/22	10/31/22	11/30/22	12/31/22	1/31/23	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24
Audit Fees	$24,050	$104,200	$816,633	$41,150	$130,600	$172,250	$27,150	$117,600	$828,300	$142,400	$166,600
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$8,478	$5,000	$44,100	$0	$16,150	$14,695	$1,650	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$5,566	$0	$0

Total	$32,528	$109,200	$860,733	$41,150	$146,750	$186,945	$28,800	$117,600	$833,866	$142,400	$166,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/22	9/30/22	10/31/22	11/30/22	12/31/22	1/31/23	2/28/23	9/30/23	10/31/23	12/31/23	1/31/24
Registrant(1)	$8,478	$5,000	$44,100	$0	$16,150	$14,695	$4,350	$0	$5,566	$0	$0
Eaton Vance(2)	$51,800	$52,836	$52,836	$52,836	$0	$0	$0	$52,836	$0	$0	$52,836

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: March 25, 2024